UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-4356
                                   --------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                           Franklin California
                                                           Insured Tax-Free
                                                           Income Fund

                                                           Franklin California
                                                           Intermediate-Term
                                                           Tax-Free Income Fund

                                                           Franklin California
                                                           Limited-Term
                                                           Tax-Free Income Fund

                                                           Franklin California
                                                           Tax-Exempt Money Fund


--------------------------------------------------------------------------------
           SEMIANNUAL REPORT AND SHAREHOLDER LETTER | TAX-FREE INCOME
--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
             FRANKLIN                                FASTER VIA EMAIL?
     CALIFORNIA TAX-FREE TRUST                       ELIGIBLE SHAREHOLDERS CAN
                                                     SIGN UP FOR EDELIVERY AT
                                                     FRANKLINTEMPLETON.COM.
                                                     SEE INSIDE FOR DETAILS.

--------------------------------------------------------------------------------


[GRAPHIC OMITTED]












                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION
Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



-------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

[photo omitted]


Not part of the semiannual report

         Contents

SHAREHOLDER LETTER ..................    1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund ................    5

SEMIANNUAL REPORT

State Update and Municipal
Bond Market Overview ................    9

Franklin California Insured
Tax-Free Income Fund ................   12

Franklin California
Intermediate-Term
Tax-Free Income Fund ................   17

Franklin California
Limited-Term
Tax-Free Income Fund ................   22

Franklin California
Tax-Exempt Money Fund ...............   25

Financial Highlights and
Statements of Investments ...........   27

Financial Statements ................   62

Notes to Financial Statements .......   67

Proxy Voting Policies and
Procedures ..........................   75


--------------------------------------------------------------------------------




Regulatory Update
AS OF FEBRUARY 12, 2004


On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, including the Funds and other funds, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Company may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Funds is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."





Semiannual Report

State Update and Municipal
Bond Market Overview

California's recall election occurred in October and Governor Arnold Schwarzenegger was inaugurated in mid-November. Although the administrative transition came at a sensitive time for the state's finances, it was not in itself viewed as a significant credit event. The governor immediately reduced the state's motor vehicle license fee (MVLF) by two-thirds and stated his intention to provide replacement state revenues to compensate for the resulting loss in revenue to local governments. The state could realize a $2 billion to $3 billion operating deficit in fiscal year 2004 if the legislature finally approves Governor Schwarzenegger's proposal to reimburse local governments for their revenue losses following his decision to lower the MVLF. 1

In a special legislative session called by the governor in December 2003 to deal with looming financial crises, the administration decided to offer voters two ballot measures totaling $15 billion in a March 2004 referendum. One would help the state access the private debt markets to pay for ongoing operations, and the other would amend the state constitution to address the state's chronic budget imbalance. Neither measure changed independent credit rating agency Standard & Poor's BBB rating on the state's general obligation debt. 2 Governor Schwarzenegger has placed before the legislature $2.3 billion of mid-fiscal year 2004 budget cuts, which have not yet been acted upon. 1 The governor's success in closing the structural budget gap, either in mid-fiscal year 2004, or in his fiscal year 2005 budget proposal due to be released January 10, 2004, will be key in determining the direction of future state credit quality, according to Standard & Poor's.

During the six months under review, the state's large and diverse economy performed fairly close to that of the nation. Despite a multi-year downturn in the high-technology sector, overall private-sector employment statewide declined by a moderate 2.4% from its mid-2001 peak, similar to the 2.3% private-sector job loss nationally. 3 However, California's revenue declines in the recent recession were more severe than employment declines. The state experienced volatile financial operations largely due to wide revenue swings, persistent expenditure pressures from population growth and education spending policies, and a limited willingness to maintain reserves. The general fund faced large operating shortfalls in the past two fiscal years, and state income tax revenues fell sharply due to a dramatic decline of stock market-related sources of income such as capital gains and stock option

1. Source: Standard & Poor's, "California Ballot Proposals Offer Debt Relief, but a Structural Deficit Looms," RATINGSDIRECT, 12/17/03.

2. This does not indicate Standard & Poor's rating of the Funds. 3. Source:
Moody's Investors Service, "New Issue: California (State of)," 10/24/03.



                                                           Semiannual Report | 9
exercises, which had risen dramatically in prior years. Budgetary responses in fiscal years 2003 and 2004 relied heavily on temporary measures and were limited by the state legislature's rejection of deep expenditure reductions.

A broadly diversified and high-wealth economy and wide legal powers to raise revenues were California's most significant fundamental credit strengths. Per-capita income was about 106% of the U.S. average, with a greater proportion of high-income taxpayers than the nation. 3 Several of the state's largest metropolitan regions outperformed the U.S. economy throughout the recent business cycle. However, California faces a weak liquidity position and exposure to market refinancing risk as the state implements a strategy to replace short-term debt maturing in June 2004 with proposed longer-term deficit financing. For fiscal year 2004, the state budget anticipates modest employment growth and a 3.1% increase in overall tax revenues; however, uncertainties remain regarding the U.S. economy and when it will begin to produce overall employment growth. 3

Moody's Investors Service downgraded California's general obligation bond rating to A3 in August 2003, reflecting the state's delayed and weak response to its budget imbalance, weakened liquidity position and exposure to refinancing risk stemming from its funding of deficits with large levels of short-term debt. 4 On the positive side, preliminary economic indicators show a state manufacturing uptick the past few months, particularly in the high-technology sector. In addition, personal income growth has begun to match the nation's recently.

The municipal bond market, like other bond markets, was volatile for the six months ended December 31, 2003. Daily news of progress in the war on terrorism, conflicting economic data, massive new supply of municipal bonds, financial market scandals and the Federal Reserve Board's (the Fed's) continuation of its low interest rate policy all contributed to rapid changes in investor sentiment. For the period under review, the municipal bond market rose slightly amid confusing economic data. For example, a nearly 20-year high in gross domestic product growth of 8.2% annualized for third quarter 2003 might imply an inflationary rise; however, December's inflation compared with October's actually fell nearly 0.4% annualized. The 30-year municipal bond yields measured by Municipal Market Data rose from 4.45% at the beginning of the period, to 4.63% on December 31, 2003. 5 Fixed income securities' prices move inversely to yields, so as yields rise bond prices decrease and vice-versa.

4. This does not indicate Moody's rating of the Funds.

5. Source: Thomson Financial.


10 | Semiannual Report

Municipal bond markets fell from the beginning of the reporting period through mid-August. Declining bond prices were attributed to rising consumer confidence driven by several factors that were perceived to put the economy in a stronger posture toward growth, coupled with record new supply in the municipal bond market. From August 13 through December 31, 2003, municipal bonds, as measured by the Lehman Brothers Municipal Bond Index, rebounded and rose 5.05%. 6 The Fed's comments on benign inflation contributed to the Lehman Brothers Municipal Bond Index's underlying strength. Overall, municipal bonds returned 1.45% over the six-month period, as measured by the Lehman Brothers Municipal Bond Index. 6 Although yields rose during the period, municipal bonds' income drove the index's total return higher.





6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must at be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.





                                                          Semiannual Report | 11

Franklin California Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California personal income taxes through a portfolio consisting mainly of insured California municipal securities. 1, 2

This semiannual report for Franklin California Insured Tax-Free Income Fund covers the period ended December 31, 2003.


PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.83 on June 30, 2003, to $12.65 on December 31, 2003. The Fund's Class A shares paid dividends totaling 28.08 cents per share for the same period. 3 The Performance Summary beginning on page 15 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.25%, based on an annualization of the current 4.68 cent ($0.0468) per share dividend and the maximum offering price of $13.21 on December 31, 2003. An investor in the 2003 maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 7.21% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

3. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 30.



12 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin California Insured Tax-Free Income Fund
7/1/03-12/31/03

---------------------------------------------------------------------
                                     DIVIDEND PER SHARE
                      -----------------------------------------------
   MONTH                CLASS A           CLASS B          CLASS C
---------------------------------------------------------------------
   July                4.68 cents       4.09 cents       4.07 cents
---------------------------------------------------------------------
   August              4.68 cents       4.08 cents       4.07 cents
---------------------------------------------------------------------
   September           4.68 cents       4.08 cents       4.07 cents
---------------------------------------------------------------------
   October             4.68 cents       4.08 cents       4.07 cents
---------------------------------------------------------------------
   November            4.68 cents       4.08 cents       4.07 cents
---------------------------------------------------------------------
   December            4.68 cents       4.13 cents       4.13 cents
---------------------------------------------------------------------
   TOTAL              28.08 CENTS      24.54 CENTS      24.48 CENTS
---------------------------------------------------------------------


PORTFOLIO BREAKDOWN
Franklin California Insured
Tax-Free Income Fund
12/31/03

--------------------------------------------------------------
                                                   % OF TOTAL
                                        LONG-TERM INVESTMENTS
--------------------------------------------------------------
  General Obligation                                    18.6%
--------------------------------------------------------------
  Transportation                                        15.4%
--------------------------------------------------------------
  Subject to Government Appropriations                  14.1%
--------------------------------------------------------------
  Tax-Supported                                         12.9%
--------------------------------------------------------------
  Utilities                                             11.9%
--------------------------------------------------------------
  Hospital & Health Care                                10.3%
--------------------------------------------------------------
  Higher Education                                       6.8%
--------------------------------------------------------------
  Prerefunded                                            5.3%
--------------------------------------------------------------
  Other Revenue                                          3.8%
--------------------------------------------------------------
  Housing                                                0.9%
--------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.



INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


MANAGER'S DISCUSSION

Consistent with our strategy, we typically look to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call options. Early in the reporting period, however, municipal bond market yields began to increase significantly. As a result, we focused on executing tax losses, which entails selling bonds purchased in a lower interest rate environment, and purchasing similarly structured bonds. This strategy enabled the Fund to book losses that may be used to offset capital gains, and allowed it to increase the portfolio's book yield or distributable yield. We also took the opportunity to sell prerefunded bonds.



                                                          Semiannual Report | 13

The Fund was heavily weighted in higher-coupon bonds purchased in a more favorable yield environment. Such bonds are susceptible to being called when interest rates decline. On the other hand, many of the higher-coupon bonds we held recently traded at a premium, which generally makes them less price sensitive to interest rate fluctuations and thus causes them to behave defensively when interest rates are rising. Furthermore, our higher-coupon bonds provided shareholders an attractive tax-free distribution yield, which we expect ultimately to drive the Fund's intermediate- and long-term performance.

Thank you for your participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



14 | Semiannual Report

Performance Summary as of 12/31/03

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION
-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          12/31/03          6/30/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $12.65           $12.83
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (7/1/03-12/31/03)
-------------------------------------------------------------------------------------------------
  Dividend Income                          $0.2808
-------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          12/31/03          6/30/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.17            $12.71           $12.88
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (7/1/03-12/31/03)
-------------------------------------------------------------------------------------------------
  Dividend Income                          $0.2454
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          12/31/03          6/30/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.17            $12.76           $12.93
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-12/31/03)
-------------------------------------------------------------------------------------------------
  Dividend Income                          $0.2448
-------------------------------------------------------------------------------------------------


       Semiannual Report|Past performance does not guarantee future results.| 15

PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
  CLASS A                                                6-MONTH         1-YEAR           5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               +0.85%         +4.91%          +28.40%           +69.84%
---------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           -3.44%         +0.45%           +4.21%            +4.98%
---------------------------------------------------------------------------------------------------------------------
     Distribution Rate 3                                           4.25%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4                        7.21%
---------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                                   3.49%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                                    5.92%
---------------------------------------------------------------------------------------------------------------------
  CLASS B                                                6-MONTH         1-YEAR           3-YEAR   INCEPTION (2/1/00)
---------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               +0.64%         +4.39%          +16.65%           +31.90%
---------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           -3.30%         +0.39%           +4.36%            +6.69%
---------------------------------------------------------------------------------------------------------------------
     Distribution Rate 3                                           3.90%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4                        6.61%
---------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                                   3.10%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                                    5.26%
---------------------------------------------------------------------------------------------------------------------
  CLASS C                                                6-MONTH         1-YEAR           5-YEAR   INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               +0.64%         +4.37%          +25.06%           +60.27%
---------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           -1.34%         +2.32%           +4.36%            +5.47%
---------------------------------------------------------------------------------------------------------------------
     Distribution Rate 3                                           3.84%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4                        6.52%
---------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5                                   3.07%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4                                    5.21%
---------------------------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC CONDITIONS AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B) per share on 12/31/03.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 12/31/03.


16 | Past performance does not guarantee future results. | Semiannual report

Franklin California Intermediate-Term
Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California personal income taxes through a portfolio consisting mainly of California municipal securities with an average weighted maturity (the time at which debt must be repaid) between 3 and 10 years. 1


--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin California Intermediate-Term Tax-Free Income Fund
Based On Total Long-Term Investments as of 12/31/03

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

AAA ......... 52.1%
AA ..........  3.2%
A ........... 11.8%
BBB ......... 32.9%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.

--------------------------------------------------------------------------------


This semiannual report for Franklin California Intermediate-Term
Tax-Free Income Fund covers the period ended December 31, 2003.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.74 on June 30, 2003, to $11.63 on December 31, 2003. The Fund's Class A shares paid dividends totaling 21.95 cents per share for the same period. 2 The Performance Summary beginning on page 20

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 44.



                                                          Semiannual Report | 17

PORTFOLIO BREAKDOWN
Franklin California Intermediate-Term
Tax-Free Income Fund
12/31/03

----------------------------------------------------------------
                                                     % OF TOTAL
                                          LONG-TERM INVESTMENTS
----------------------------------------------------------------
  General Obligation                                      22.1%
----------------------------------------------------------------
  Tax-Supported                                           19.5%
----------------------------------------------------------------
  Hospital & Health Care                                  15.9%
----------------------------------------------------------------
  Subject to Government Appropriations                    13.8%
----------------------------------------------------------------
  Utilities                                               13.7%
----------------------------------------------------------------
  Other Revenue                                            5.9%
----------------------------------------------------------------
  Housing                                                  3.2%
----------------------------------------------------------------
  Prerefunded                                              2.0%
----------------------------------------------------------------
  Transportation                                           2.0%
----------------------------------------------------------------
  Higher Education                                         1.9%
----------------------------------------------------------------


also shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.68%, based on an annualization of the current 3.65 cent ($0.0365) per share dividend and the maximum offering price of $11.90 on December 31, 2003. An investor in the 2003 maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 6.24% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.


INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


MANAGER'S DISCUSSION

Consistent with our strategy, we typically look to remain fully invested in bonds ranging from 1 to 10 years in maturity. Early in the reporting period, however, municipal bond market yields began to increase significantly. As a result, we focused more on executing tax losses, which entails selling bonds purchased in a lower interest rate environment, and purchasing similarly structured bonds. This strategy enabled the Fund to book losses that may be used to offset future capital gains, and allowed it to increase the portfolio's book yield or distributable yield.






18 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin California Intermediate-Term Tax-Free Income Fund
7/1/03-12/31/03

-------------------------------------------------------------------------
                                                  DIVIDEND PER SHARE
   MONTH                                      CLASS A          CLASS C
-------------------------------------------------------------------------
   July                                      3.70 cents       1.96 cents
-------------------------------------------------------------------------
   August                                    3.65 cents       3.11 cents
-------------------------------------------------------------------------
   September                                 3.65 cents       3.11 cents
-------------------------------------------------------------------------
   October                                   3.65 cents       3.11 cents
-------------------------------------------------------------------------
   November                                  3.65 cents       3.11 cents
-------------------------------------------------------------------------
   December                                  3.65 cents       3.11 cents
-------------------------------------------------------------------------
   TOTAL                                    21.95 CENTS      17.51 CENTS
-------------------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

The Fund was heavily weighted in higher-coupon bonds purchased in a more favorable yield environment. Such bonds are susceptible to being called when interest rates decline. On the other hand, many of the higher-coupon bonds we held recently traded at a premium, which generally makes them less price sensitive to interest rate fluctuations and thus causes them to behave defensively when interest rates are rising. Furthermore, our higher-coupon bonds provided shareholders an attractive tax-free distribution yield, which we expect ultimately to drive the Fund's intermediate- and long-term performance.

Thank you for your participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



                                                          Semiannual Report | 19

Performance Summary as of 12/31/03

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION
---------------------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          12/31/03          6/30/03
---------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.11            $11.63           $11.74
---------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (7/1/03-12/31/03)
---------------------------------------------------------------------------------------------------------------------
  Dividend Income                          $0.2195
---------------------------------------------------------------------------------------------------------------------
  CLASS C                                                                CHANGE          12/31/03           7/1/03
---------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                                  -$0.08           $11.65            $11.73
---------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (7/1/03-12/31/03)
---------------------------------------------------------------------------------------------------------------------
  Dividend Income                          $0.1751
---------------------------------------------------------------------------------------------------------------------


  PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
  CLASS A 1                                              6-MONTH         1-YEAR           5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                               +0.98%         +3.97%          +26.65%           +70.30%
---------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                           -1.29%         +1.61%           +4.37%            +5.23%
---------------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                                           3.68%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5                        6.24%
---------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                                   3.06%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                                    5.19%
---------------------------------------------------------------------------------------------------------------------
  CLASS C                                                                                          INCEPTION (7/1/03)
---------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                                                                                 +0.95%
---------------------------------------------------------------------------------------------------------------------
  Aggregate Total Return 7                                                                                  -1.05%
---------------------------------------------------------------------------------------------------------------------
  Distribution Rate 4                                      3.17%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5                        5.38%
---------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                                   2.59%
---------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                                    4.39%
---------------------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



20 |Past performance does not guarantee future results.|Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THEREFORE, THE FUND'S YIELD AND SHARE PRICEWILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC CONDITIONS AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the maximum 2.25% initial sales charge.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total return would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable maximum sales charge(s). Six-month return has not been annualized.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 12/31/03.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 12/31/03.

7. Aggregate total return represents the change in value of an investment since inception and includes sales charges. Since Class C shares have existed for less than one year, average annual total returns are not provided.


    Semiannual Report | Past performance does not guarantee future results. | 21

Franklin California Limited-Term
Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Limited-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California personal income taxes through a portfolio consisting mainly of California municipal securities with an average weighted maturity (the time at which debt must be repaid) of five years or less. 1


--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin California Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 12/31/03

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

AAA ........... 94.2%
AA ............  2.4%
A .............  3.4%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.
--------------------------------------------------------------------------------


This inaugural semiannual report for Franklin California Limited-Term Tax-Free Income Fund covers the four-month period since inception on September 2, 2003, through December 31, 2003.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as yields fell bond prices rose slightly during the four-month reporting period. The Fund's Class A share price, as measured by net asset value, rose from $10.00 on September 2, 2003, to $10.04 on December 31, 2003. The Fund's Class A shares paid dividends totaling 3.00 cents

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 53.


22 | Semiannual Report
per share for the same period. 2 The Performance Summary beginning on page 24 also shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 1.20%. An investor in the 2003 maximum combined federal and California state personal income tax bracket of 41.05% would need to earn a distribution rate of 2.03% from a taxable investment to match the Fund's Class A tax-free distribution rate.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification helps stabilize Fund share price. We generally stay fully invested to support income distribution.


MANAGER'S DISCUSSION

Consistent with our income-oriented investment philosophy, we generally invested in bonds that we believed would provide the most relative value from an income perspective, and we were comfortable holding them unless we found an opportunity to enhance the portfolio's structure or increase its future income-earning potential. We sought a dollar-weighted average portfolio maturity of five years or less, investing with optimal tax-free income production in mind. As a result of our strategy and the interest rate environment over the reporting period, the fund was positioned to quickly capture changes in interest rates, preserve capital, and produce tax-free income.

Thank you for your participation in Franklin California Limited-Term Tax-Free Income Fund. We look forward to serving your future investment needs.


PORTFOLIO BREAKDOWN
Franklin California Limited-Term
Tax-Free Income Fund
12/31/03

----------------------------------------------------------------
                                                      % OF TOTAL
                                           LONG-TERM INVESTMENTS
----------------------------------------------------------------
  General Obligation                                      28.4%
----------------------------------------------------------------
  Tax-Supported                                           23.4%
----------------------------------------------------------------
  Utilities                                               13.2%
----------------------------------------------------------------
  Subject to Government Appropriations                    12.4%
----------------------------------------------------------------
  Other Revenue                                            8.8%
----------------------------------------------------------------
  Transportation                                           6.9%
----------------------------------------------------------------
  Hospital & Health Care                                   4.5%
----------------------------------------------------------------
  Higher Education                                         2.4%
----------------------------------------------------------------

DIVIDEND DISTRIBUTIONS 2
Franklin California Limited-Term
Tax-Free Income Fund - Class A
9/2/03-12/31/03

----------------------------------------------------------------
  MONTH                                      DIVIDEND PER SHARE
----------------------------------------------------------------
  September                                                  --
----------------------------------------------------------------
  October                                            1.00 cents*
----------------------------------------------------------------
  November                                           1.00 cents
----------------------------------------------------------------
  December                                           1.00 cents
----------------------------------------------------------------
  TOTAL                                              3.00 CENTS
----------------------------------------------------------------


*Initial distribution; daily accrual began 9/22/03 and the first dividend was paid on 10/17/03.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.



                                                          Semiannual Report | 23

Performance Summary as of 12/31/03

FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION
---------------------------------------------------------------------------------------------------------
  CLASS A                                                    CHANGE         12/31/03            9/2/03
---------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                      +$0.04           $10.04            $10.00
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/2/03-12/31/03)
---------------------------------------------------------------------------------------------------------
  Dividend Income                               $0.0300
---------------------------------------------------------------------------------------------------------



  PERFORMANCE 1
---------------------------------------------------------------------------------------------------------
  CLASS A                                                                              INCEPTION (9/2/03)
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                                                                     +0.74%
---------------------------------------------------------------------------------------------------------
  Aggregate Total Return 3                                                                      +0.74%
---------------------------------------------------------------------------------------------------------
     Distribution Rate 4                               1.20%
---------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5            2.03%
---------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                       1.20%
---------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                        2.04%
---------------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC CONDITIONS AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A:          Subject to no initial sales charge.

1. The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 0.61%. After 3/1/04, the fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment since inception.

3. Aggregate total return represents the change in value of an investment since inception. Since Class A shares have existed for less than one year, average annual total returns are not provided.

4. Distribution rate is based on an annualization of the current 1.00 cent per share monthly dividend and the maximum offering price of $10.04 per share on 12/31/03.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 12/31/03.



24 | Past performance does not guarantee future results. | Semiannual Report

Franklin California
Tax-Exempt Money Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Tax-Exempt Money Fund seeks to provide high, current income exempt from regular federal and California personal income taxes while seeking preservation of capital and liquidity through a portfolio consisting mainly of short-term municipal debt securities issued in California. The Fund tries to maintain a stable $1.00 share price. 1


This semiannual report for Franklin California Tax-Exempt Money Fund covers the period ended December 31, 2003.

PERFORMANCE OVERVIEW

With relatively steady, low interest rates, money market portfolio yields saw little change during the period. Largely as a result, Franklin California Tax-Exempt Money Fund's seven-day effective yield rose from 0.45% at the beginning of the period to 0.58% on December 31, 2003.


INVESTMENT STRATEGY

We invest predominately in high quality, short-term municipal securities whose interest is free from federal income taxes, including federal alternative minimum tax, and from California state personal income tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.



1. An investment in the Fund is not guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 57.



                                                          Semiannual Report | 25

PERFORMANCE SUMMARY
Franklin California
Tax-Exempt Money Fund
12/31/03

-------------------------------------------------------
  Seven-day effective yield 1                    0.58%
-------------------------------------------------------
  Seven-day annualized yield                     0.57%
-------------------------------------------------------
  Taxable equivalent yield 2                     0.97%
-------------------------------------------------------


MANAGER'S DISCUSSION

During the reporting period, the Fund participated in several deals, including Los Angeles Unified School District tax and revenue anticipation notes, California State revenue anticipation notes (enhanced with a Letter of Credit from Citibank), California State Department of Water Resources tax-exempt commercial paper, Los Angeles Wastewater System Revenue mandatory puts, and Metropolitan Water District of Southern California variable rate demand notes.

Thank you for your participation in Franklin California Tax-Exempt Money Fund. We look forward to serving your future investment needs.

1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 12/31/03. The Fund's average weighted maturity was 53 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Past performance does not guarantee future results.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




26 | Semiannual Report

Franklin California Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                        YEAR ENDED JUNE 30,
CLASS A                                        (UNAUDITED)        2003          2002          2001         2000          1999
                                            ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of
 period ..................................        $12.83        $12.32        $12.17        $11.76       $12.12        $12.47
                                            ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .................           .28           .57           .59           .61          .61           .61

 Net realized and unrealized gains
 (losses) ................................          (.18)          .51           .15           .40         (.36)         (.26)
                                            ----------------------------------------------------------------------------------
Total from investment operations .........           .10          1.08           .74          1.01          .25           .35
                                            ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ...................          (.28)         (.57)         (.59)         (.60)        (.61)         (.63)

 Net realized gains ......................            --            --            --            --           -- d        (.07)
                                            ----------------------------------------------------------------------------------
Total distributions ......................          (.28)         (.57)         (.59)         (.60)        (.61)         (.70)
                                            ----------------------------------------------------------------------------------
Net asset value, end of period ...........        $12.65        $12.83        $12.32        $12.17       $11.76        $12.12
                                            ----------------------------------------------------------------------------------

Total return b ...........................          .85%         8.97%         6.15%         8.73%        2.24%         2.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........    $1,858,684    $1,912,784    $1,789,914    $1,665,581   $1,558,857    $1,775,212

Ratios to average net assets:

 Expenses ................................          .60% c        .61%          .61%          .61%         .60%          .60%

 Net investment income ...................         4.50% c       4.50%         4.74%         5.00%        5.24%         4.91%

Portfolio turnover rate ..................         6.12%         9.79%        16.99%        10.09%       29.40%        15.53%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d The fund made a capital gain distribution of $.0016.




                                                           Semiannual Report| 27

Franklin California Tax-Free Trust

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                        -----------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                        DECEMBER 31, 2003              YEAR ENDED JUNE 30,
CLASS B                                                   (UNAUDITED)     2003        2002        2001      2000 D
                                                        -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................    $12.88      $12.37      $12.21      $11.78      $11.36
                                                          ---------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................       .25         .50         .53         .54         .23

 Net realized and unrealized gains (losses) ............      (.17)        .51         .15         .42         .42
                                                          ---------------------------------------------------------
Total from investment operations .......................       .08        1.01         .68         .96         .65
                                                          ---------------------------------------------------------
Less distributions from net investment income ..........      (.25)       (.50)       (.52)       (.53)       (.23)
                                                          ---------------------------------------------------------
Net asset value, end of period .........................    $12.71      $12.88      $12.37      $12.21      $11.78
                                                          ---------------------------------------------------------

Total return b .........................................      .64%       8.34%       5.62%       8.29%       5.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................   $82,742     $85,698     $56,303     $20,926      $1,884

Ratios to average net assets:

 Expenses ..............................................     1.15% c     1.16%       1.16%       1.16%       1.16% c

 Net investment income .................................     3.95% c     3.95%       4.20%       4.42%       4.82% c

Portfolio turnover rate ................................     6.12%       9.79%      16.99%      10.09%      29.40%



a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d For the period February 1, 2000 (effective date) to June 30, 2000.




28 | Semiannual Report

Franklin California Tax-Free Trust

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                    --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2003                  YEAR ENDED JUNE 30,
CLASS C                                                 (UNAUDITED)      2003        2002        2001        2000        1999
                                                    --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $12.93      $12.41      $12.26      $11.84      $12.20      $12.55
                                                    --------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .25         .50         .53         .54         .55         .55

 Net realized and unrealized gains (losses) .......          (.17)        .52         .14         .41        (.36)       (.27)
                                                    --------------------------------------------------------------------------
Total from investment operations ..................           .08        1.02         .67         .95         .19         .28
                                                    --------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................          (.25)       (.50)       (.52)       (.53)       (.55)       (.56)

 Net realized gains ...............................            --          --          --          --          -- d      (.07)
                                                    --------------------------------------------------------------------------
Total distributions ...............................          (.25)       (.50)       (.52)       (.53)       (.55)       (.63)
                                                    --------------------------------------------------------------------------
Net asset value, end of period ....................        $12.76      $12.93      $12.41      $12.26      $11.84      $12.20
                                                    --------------------------------------------------------------------------

Total return b ....................................          .64%       8.39%       5.51%       8.17%       1.66%       2.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $129,986    $136,674    $108,802     $79,803     $67,395     $80,336

Ratios to average net assets:

 Expenses .........................................         1.15% c     1.16%       1.16%       1.16%       1.16%       1.16%

 Net investment income ............................         3.95% c     3.95%       4.19%       4.45%       4.68%       4.35%

Portfolio turnover rate ...........................         6.12%       9.79%      16.99%      10.09%      29.40%      15.53%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d The fund made a capital gain distribution of $.0016.



                        Semiannual Report|See notes to financial statements.| 29

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.8%
   BONDS 92.0%
   ABAG Finance Authority for Nonprofit Corps. COP,
     Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ................    $  2,055,000     $     2,248,828
     Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ........................       3,500,000           3,664,850
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ...........................       5,000,000           5,318,750
   ABAG Finance Authority for Nonprofit Corps. Revenue,
      Poway RHF Housing Inc. Project, Series A, California Mortgage Insured, 5.375%,
      11/15/25 ...............................................................................       5,145,000           5,276,507
     Sansum-Santa Barbara, Series A, California Mortgage Insured, 5.60%, 4/01/26 .............       2,750,000           2,841,300
   ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA Insured, 6.60%, 12/15/24 ...........      10,775,000          11,509,855
   Alameda County Water District Revenue COP, Water Systems Project, FGIC Insured,
    Pre-Refunded, 6.00%, 6/01/20 .............................................................       1,000,000           1,039,950
   Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured,
    5.75%, 7/01/30 ...........................................................................       3,305,000           3,632,261
   Alhambra City Elementary School District GO, Series A, FSA Insured, 5.60%, 9/01/24 ........       2,065,000           2,249,260
   Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 ................      10,730,000          10,924,857
   Anaheim PFAR, Local Agency, CFD, Refunding, Series A, MBIA Insured, 5.75%, 9/01/14 ........       3,790,000           3,979,500
   Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 ..........................       5,000,000           5,153,250
   Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%,
    12/01/22 .................................................................................       1,080,000           1,220,929
   Baldwin Park California RDA, Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 .......       4,000,000           4,398,160
   Barstow RDA, Tax Allocation, Central Redevelopment Project, Series A, MBIA Insured,
    6.25%, 9/01/22 ...........................................................................       2,000,000           2,101,460
   Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 .......................       1,500,000           1,668,960
   Berkeley USD, GO, Election 2000, FSA Insured, 5.00%, 8/01/27 ..............................       9,305,000           9,565,819
   Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ...............................       1,000,000           1,118,100
   Cabrillo Community College District GO, Series C, AMBAC Insured, 5.375%, 5/01/26 ..........       5,400,000           5,728,374
   Calaveras County Water District Revenue COP, Water and Sewer System Improvement Project,
    Refunding, AMBAC Insured, 6.00%, 5/01/16 .................................................       3,950,000           4,086,235
   Calexico USD, CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.60%, 9/01/17 ............       2,930,000           3,272,341
   California Community College Financing Authority Lease Revenue, Grossmont, Palomar, and
    Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ..........................................       3,030,000           3,139,928
   California Educational Facilities Authority Revenue,
     Pomona College, Series B, 5.50%, 7/01/29 ................................................       4,455,000           4,767,073
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............................      24,705,000          25,398,716
     Stanford University, Series N, 5.25%, 12/01/26 ..........................................       6,450,000           6,720,900
     Stanford University, Series N, 5.35%, 6/01/27 ...........................................      21,250,000          22,379,437
     Stanford University, Series N, 5.20%, 12/01/27 ..........................................       6,000,000           6,236,160
     Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ............................       3,385,000           3,595,412
     University of Southern California, Refunding, Series C, 5.125%, 10/01/28 ................       3,845,000           3,951,084
   California Health Facilities Financing Authority Revenue,
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .............       5,000,000           5,553,200
     Catholic Healthcare West, Series A, 5.00%, 7/01/28 ......................................      15,000,000          13,864,650
     Catholic Healthcare, Refunding, 5.00%, 7/01/28 ..........................................      10,000,000           9,512,200
     Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 ......       1,220,000           1,280,988
     Kaiser Permanente, Series A, 5.40%, 5/01/28 .............................................      15,400,000          15,737,568
     Kaiser Permanente, Series B, 5.00%, 10/01/18 ............................................       5,000,000           5,108,550
     Kaiser Permanente, Series B, 5.00%, 10/01/20 ............................................       4,000,000           4,033,840
     Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ...............       3,325,000           3,338,499



30 |Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   California Health Facilities Financing Authority Revenue, (cont.)
     Northern California Presbyterian, 5.40%, 7/01/28 ........................................    $  5,000,000     $     5,045,500
     Orange County Health Facility, Series A, California
     Mortgage Insured, 6.20%, 11/01/24 .......................................................       3,435,000           3,755,176
     Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 ......................       3,500,000           3,574,760
     Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ..........       2,000,000           1,994,020
     Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ...................................       1,700,000           1,794,571
     Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ...................................       4,000,000           4,050,280
     The Help Group, CHFCLP Insured, 5.40%, 8/01/22 ..........................................       5,000,000           5,122,850
     True to Life Children's Services, Series A, California Mortgage Insured, 5.625%,
       9/01/25 ...............................................................................       1,250,000           1,297,237
     UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 .......................       9,530,000           9,717,836
   California Infrastructure and Economic Development Bank Revenue,
     Bay Area Toll Bridges, First Lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ..............       8,460,000           8,704,579
   California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured,
     5.55%, 9/01/31 ..........................................................................       4,800,000           5,063,952
   California Public School District Financing Authority Lease Revenue,
    Southern Kern USD, Series B, FSA Insured, Pre-Refunded, ETM, 5.90%, 9/01/26 ..............       1,615,000           1,934,318
   California State Department of Water Resources Central Valley Project
    Revenue, Water System, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ...............       1,000,000           1,047,850
     California State Department Water Resources Water Revenue, Series W,
    FSA Insured, 5.125%, 12/01/29 ............................................................       5,000,000           5,182,100
   California State GO,
     5.00%, 10/01/27 .........................................................................      30,790,000          30,241,630
     AMBAC Insured, 6.30%, 9/01/06 ...........................................................       9,000,000          10,059,210
     FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 ..............................................       2,990,000           3,098,118
     FSA Insured, 5.50%, 9/01/29 .............................................................      34,500,000          36,844,965
     MBIA Insured, 6.00%, 8/01/16 ............................................................         210,000             219,624
     MBIA Insured, 6.00%, 10/01/21 ...........................................................          65,000              66,348
     MBIA Insured, 5.00%, 8/01/29 ............................................................      20,250,000          20,658,037
     Refunding, 5.125%, 6/01/31 ..............................................................      25,000,000          24,654,500
     Refunding, FGIC Insured, 5.375%, 6/01/26 ................................................       5,000,000           5,223,500
   California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 ..............       1,420,000           1,425,240
   California State Local Government Finance Authority Revenue,
    Marin Valley Mobile Country Club Park Acquisition,
    Senior Series A, FSA Insured, 5.80%, 10/01/20 ............................................       4,275,000           4,833,229
   California State Public Works Board Lease Revenue,
    Department of Mental Health Hospital,
    Series A, AMBAC Insured, 5.00%,
     12/01/21 ................................................................................       4,100,000           4,309,018
     12/01/26 ................................................................................       5,675,000           5,835,489
   California State University, Fresno, Auxiliary Residence Student Project Revenue,
    MBIA Insured, Pre-Refunded, 6.25%, 2/01/17 ...............................................       1,500,000           1,597,380
   California State University Foundation Revenue, Monterey Bay, MBIA Insured, 5.35%,
    6/01/31 ..................................................................................       2,000,000           2,133,160
   California State University Los Angeles Auxiliary Services Inc. Revenue,
    MBIA Insured, 5.125%, 6/01/33 ............................................................       3,200,000           3,304,256
   California State University Revenue and Colleges, Systemwide,
    Series A, AMBAC Insured,
    5.00%, 11/01/33 ..........................................................................      22,000,000          22,550,440





                                                           Semiannual Report| 31

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   California Statewide CDA,
     COP, California Mortgage Insured, 5.75%, 8/01/21 ........................................     $ 9,585,000     $    10,497,971
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...................................      12,250,000          12,379,360
     COP, FSA Insured, 5.50%, 8/15/31 ........................................................       7,000,000           7,527,450
     COP, Kaiser Permanente, 5.30%, 12/01/15 .................................................       9,700,000          10,130,777
     COP, MBIA Insured, 5.00%, 4/01/18 .......................................................       3,000,000           3,160,230
     MFR, Silver Ridge Apartments, Series H, FNMA Insured, 5.80%, 8/01/33 ....................       2,785,000           2,995,574
     Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured, 5.00%, ...
      10/01/32 ...............................................................................       9,320,000           9,551,322
     Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured, 5.65%, ...
      10/01/26 ...............................................................................       3,420,000           3,781,426
     Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured, 5.75%, ...
      10/01/29 ...............................................................................       1,465,000           1,624,333
   California Statewide CDA Revenue, .........................................................
     Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ................................       7,625,000           7,961,644
     COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ..................       5,000,000           5,244,050
     Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ......................       2,000,000           2,104,480
     Refunding, California Mortgage Insured, 5.00%, 8/01/21 ..................................       2,035,000           2,027,857
   Cambria Community Services District Revenue COP, Wastewater Treatment System Upgrade, .....
    MBIA Insured, Pre-Refunded, 6.90%, 11/01/24 ..............................................       1,000,000           1,067,420
   Cambria Community Services District Water and Wastewater Revenue, Refunding, Series A, ....
    MBIA Insured, 6.00%, 5/01/15 .............................................................       1,330,000           1,428,274
   Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 .............................................       7,150,000           7,353,846
   Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29 .............       8,000,000           8,202,560
   Chaffey Community College District GO, Series A, FSA Insured, 5.00%, 7/01/27 ..............       5,750,000           5,925,145
   Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 ..............       2,790,000           2,902,855
   Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System ..
    Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ........................................       2,000,000           2,091,660
   Chula Vista COP, MBIA Insured, 5.00%, 8/01/29                                                     3,000,000           3,094,380
   Chula Vista PFA, Local Agency Revenue, Series 1995-A, FSA Insured, 6.125%, 9/02/14 ........       3,785,000           4,160,283
   Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 .......................       3,265,000           3,352,763
   Coachella Valley Recreation and Park District 1915 Act, Reassessment District 94-1, .......
    MBIA Insured, Pre-Refunded, 6.20%, 9/02/16 ...............................................       1,500,000           1,580,625
   Contra Costa Mosquito Abatement District COP, Public Improvements Project, Refunding, .....
    FSA Insured, 6.25%, 2/01/06 ..............................................................         815,000             817,747
   Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%, ....................................
     4/15/25 .................................................................................       5,355,000           5,526,949
     4/15/29 .................................................................................       2,540,000           2,615,971
   Coronado CDA, Tax Allocation, Community Development Project, MBIA Insured, 5.375%, ........
     9/01/26 .................................................................................       2,700,000           2,889,999
   Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 .........................       5,070,000           5,205,825
   Culver City USD, GO, MBIA Insured, ........................................................
     5.125%, 8/01/37 .........................................................................         650,000             666,575
     5.20%, 8/01/38 ..........................................................................       3,285,000           3,376,783
   Delano USD, ...............................................................................
     COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 .................................       1,620,000           1,777,642
     GO, Series A, FSA Insured, ETM, 6.10%, 5/01/17 ..........................................       1,065,000           1,089,303





32 |Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   East Bay MUD, Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ...............   $  14,000,000     $    14,356,160
   El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%, ..........
     2/15/16 .................................................................................       2,250,000           2,448,000
     2/15/21 .................................................................................       3,500,000           3,772,370
   El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%, .............
    9/01/34 ..................................................................................       1,800,000           1,966,644
   Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%, ..........
    9/01/30 ..................................................................................       3,770,000           3,886,455
   Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ..................................      11,665,000          12,000,369
   Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ...............................................       4,145,000           4,278,510
   Fairfield Suisun USD, GO, MBIA Insured, 5.00%, 8/01/27 ....................................      12,000,000          12,367,800
   Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, ..
    MBIA Insured, 5.00%, 3/01/33 .............................................................       5,000,000           5,145,400
   Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 ........       2,030,000           2,122,466
   Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Refunding, Series A, .....
    MBIA Insured, 5.00%, 1/01/35 .............................................................      66,735,000          68,117,749
   Franklin-McKinley School District COP, Financing Project, Series A, AMBAC Insured, 5.125%,
    9/01/27 ..................................................................................       2,765,000           2,887,932
   Fremont UHSD, Santa Clara County GO, Series C, FSA Insured, 5.00%, 9/01/26 ................      10,000,000          10,289,500
   Fresno USD, GO, ...........................................................................
     Refunding, Series C, MBIA Insured, 5.90%, 2/01/20 .......................................       2,065,000           2,480,251
     Refunding, Series C, MBIA Insured, 5.90%, 8/01/22 .......................................       3,000,000           3,613,860
     Series B, FSA Insured, ETM, 5.875%, 8/01/20 .............................................       1,190,000           1,234,137
   Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured, ...
    5.75%, ...................................................................................
     7/01/25 .................................................................................       1,250,000           1,385,062
     7/01/30 .................................................................................       1,000,000           1,102,020
   Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ...................................       2,750,000           2,967,085
   Glendora PFAR, Tax Allocation, Project No. 1, Series A, MBIA Insured, 5.00%, 9/01/24 ......       5,000,000           5,162,050
   Grant Joint UHSD, GO, FSA Insured, 5.00%, 8/01/26 .........................................       5,235,000           5,399,536
   Grossmont UHSD, COP, FSA Insured, 5.75%, 9/01/26 ..........................................       2,250,000           2,489,445
   Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 ....................       1,250,000           1,382,688
   Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%, ..............
    6/01/15 ..................................................................................         125,000             127,500
   Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured, ....
    5.125%, 10/01/32 .........................................................................      19,815,000          20,465,526
   Huntington Beach City School District COP, MBIA Insured, 5.25%, 7/01/29 ...................       1,795,000           1,889,076
   Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%, ............
     8/01/25 .................................................................................       3,045,000           3,844,343
     8/01/29 .................................................................................       3,075,000           3,941,474
   Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured, .......
    5.00%, 9/01/32 ...........................................................................       7,000,000           7,172,480
   Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 .............................................       1,600,000           1,770,464
   Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 ..............       7,800,000           7,961,928
   Kern County High School District GO, FSA Insured, ETM, 6.625%, ............................
     8/01/14 .................................................................................       1,535,000           1,965,107
     8/01/15 .................................................................................       1,400,000           1,802,416





                                                           Semiannual Report| 33

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
     Lake Elsinore USD, COP, School Facilities Project, MBIA Insured, 5.00%,
      9/01/26 ................................................................................    $  1,585,000     $     1,635,118
      9/01/31 ................................................................................       1,505,000           1,546,689
   Lakewood PFA, Water Revenue, FGIC Insured, 5.70%, 4/01/16 .................................       2,485,000           2,632,758
   Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ..........       8,800,000           9,974,008
   Lodi Electric System Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%, ............
    1/15/32 ..................................................................................       4,000,000           4,619,160
   Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 ................................................       2,150,000           2,231,872
   Long Beach Bond Finance Authority Lease Revenue, ..........................................
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ................       4,000,000           4,254,840
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ................      11,000,000          11,323,400
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ................       2,000,000           2,111,060
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 .......................       6,780,000           6,979,332
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 .......................      10,500,000          10,770,375
   Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach ................
    Redevelopment Projects, Series A, AMBAC Insured, 5.00%, ..................................
     8/01/25 .................................................................................      13,550,000          13,949,183
     8/01/31 .................................................................................      12,000,000          12,302,160
   Long Beach Harbor Revenue, ................................................................
     5.125%, 5/15/18 .........................................................................       3,625,000           3,673,611
     MBIA Insured, 5.25%, 5/15/25 ............................................................      25,000,000          25,475,500
   Long Beach University School District GO, Election 1999, Series C, MBIA Insured, 5.125%, ..
    8/01/31 ..................................................................................      13,870,000          14,286,239
   Los Angeles Community College District, Series B, FSA Insured, 5.00%, 8/01/27 .............       4,000,000           4,122,600
   Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 .........       4,000,000           4,103,720
   Los Angeles COP, ..........................................................................
     Municipal Improvement Corp. MICLA AW, AMBAC Insured, 5.00%, 6/01/27 .....................       5,895,000           6,073,088
     Real Property Program, MBIA Insured, 5.00%, 2/01/27 .....................................       9,890,000          10,153,865
   Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, .......
     11/01/27 ................................................................................       2,500,000           2,615,775
     11/01/33 ................................................................................       2,500,000           2,601,450
   Los Angeles County MTA, Sales Tax Revenue, ................................................
     Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 .....      27,870,000          28,997,342
     Proposition C, Refunding, Second Series A, AMBAC Insured, 5.00%, 7/01/23 ................      22,400,000          23,092,608
   Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25 .............       2,500,000           2,747,600
   Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ...........       1,970,000           2,003,372
   Los Angeles USD, COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, ....
    10/01/31 .................................................................................      16,525,000          16,906,893
   Los Angeles Wastewater System Revenue, Refunding, MBIA, Insured, 5.00%, 6/01/26 ...........      10,000,000          10,309,800
   Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured, .....
    5.00%, 7/01/24 ...........................................................................      12,000,000          12,329,880
   Lynwood PFA, ..............................................................................
     Tax Allocation, Project Area A, Series A, FSA Insured, 5.85%, 9/01/18 ...................       1,765,000           2,040,587
     Water Revenue, Water System Improvement Project, MBIA Insured, 5.85%, 6/01/22 ...........         665,000             750,665
     Water Revenue, Water System Improvement Project, MBIA Insured, 5.90%, 6/01/29 ...........       3,105,000           3,450,804
   Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ...............       2,680,000           2,823,058
   Menlo Park CDA, Tax Allocation, Las Pulgas Community Development Project, Refunding, ......
    AMBAC Insured, 5.375%, 6/01/22 ...........................................................      10,000,000          10,650,500




34 | Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Metropolitan Water District Southern California Waterworks Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/30 ..................................................    $  6,525,000     $     7,299,648
     Series C, MBIA Insured, 5.00%, 7/01/27 ..................................................       2,500,000           2,534,550
   Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 .................       1,025,000           1,151,813
   Modesto Health Facilities Revenue, Memorial Hospital Association, Refunding, Series A, ....
    MBIA Insured, 6.00%, 6/01/18 .............................................................       5,565,000           5,708,354
   Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%, ......
     7/01/26 .................................................................................       5,000,000           5,135,750
     7/01/31 .................................................................................       8,285,000           8,482,100
   Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 ..............      14,375,000          16,035,169
   Montebello Community RDA, Tax Allocation, .................................................
    Housing, Series A, FSA Insured, 5.45%, 9/01/19 ...........................................       1,100,000           1,203,026
     Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 .........       2,460,000           2,619,310
   Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%, ..............
    11/01/26 .................................................................................       8,715,000           9,369,584
   Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 .........................................       3,840,000           4,123,354
   Mount Diablo USD, CFD No. 1, Special Tax, .................................................
    FSA Insured, 6.00%, 8/01/24 ..............................................................       1,000,000           1,076,480
     Refunding, AMBAC Insured, 5.75%, 8/01/15 ................................................       1,000,000           1,111,230
     Refunding, AMBAC Insured, 5.75%, 8/01/16 ................................................       2,270,000           2,516,409
     Refunding, AMBAC Insured, 5.375%, 8/01/19 ...............................................       7,290,000           7,804,966
   Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 ....................................       2,380,000           2,452,947
   Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 ..............................................       2,535,000           2,615,157
   Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured, 5.50%, .
    1/01/17 ..................................................................................       4,600,000           5,060,460
   Nevada Joint UHSD, Series A, FSA Insured, 5.00%, 8/01/26 ..................................       1,295,000           1,332,231
   Norco RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%, ........
    3/01/30 ..................................................................................       1,000,000           1,090,280
   North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
    FSA Insured, .............................................................................
     5.75%, 9/01/15 ..........................................................................       1,260,000           1,414,463
     6.00%, 9/01/19 ..........................................................................       2,500,000           2,791,300
   Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, ......
    7/01/23 ..................................................................................       3,200,000           4,410,848
   Oakland Revenue, 1800 Harrison Foundation, Refunding, Series A, AMBAC Insured, 6.00%, .....
    1/01/29 ..................................................................................      10,000,000          11,276,300
   Oceanside Community Development Commission COP, Public Parking Project, FSA Insured, ......
    Pre-Refunded, 7.875%, 4/01/19 ............................................................       3,940,000           4,083,219
   Oceanside COP, ............................................................................
     AMBAC Insured, 5.20%, 4/01/23 ...........................................................       2,500,000           2,638,625
     Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 .................       1,000,000           1,087,840
     Waste Reuse Association Finance Project, Series A, AMBAC Insured, Pre-Refunded, .........
      6.50%, 10/01/17 ........................................................................       2,180,000           2,228,025
   Oroville PFA, Tax Allocation Revenue, Oroville Redevelopment Project No. 1, AMBAC Insured,
      5.90%, 9/15/21 .........................................................................       1,245,000           1,361,295
      6.10%, 9/15/23 .........................................................................       2,865,000           3,109,184
   Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16                     5,000,000           5,342,050
   Oxnard UHSD, Series B, FSA Insured, ETM, 5.875%, 8/01/27 ..................................       3,615,000           3,902,176



                                                           Semiannual Report| 35

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Palm Springs Financing Authority Lease Revenue, Refunding, Convention Center Project,
    Series A, MBIA Insured, 5.00%, 11/01/25 ..................................................    $  2,295,000     $    2,370,391
   Paramount USD, COP, Master Lease Program, FSA Insured, Pre-Refunded, 6.30%,
    9/01/26 ..................................................................................       4,750,000          5,229,180
   Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 ..................................       1,130,000          1,257,328
   Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
    5.00%, 6/01/28 ...........................................................................       4,000,000          4,117,760
   Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 ..................................       1,000,000          1,051,540
   Peralta Community College District GO, Election of 2000, Series B, MBIA Insured, 5.25%,
    8/01/32 ..................................................................................       8,450,000          8,865,571
   Perris CFD, Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 ...............       4,000,000          4,205,400
   Petaluma COP, Refunding, Series A, AMBAC Insured, 5.625%, 8/01/13 .........................       1,000,000          1,023,250
   Placer County COP,
    Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 ......................       4,000,000          4,354,040
     Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%, 10/01/21 .......................       3,745,000          3,980,935
   Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 ...............................       2,350,000          2,517,250
   Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%,
    6/01/33 ..................................................................................       3,280,000          3,373,677
   Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%,
    10/01/23 .................................................................................       3,000,000          3,168,690
   Poway RDA, Tax Allocation,
    Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 .............................       9,195,000           9,441,518
    Refunding, MBIA Insured, 5.75%, 6/15/33 ..................................................      11,475,000         12,744,709
   Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
    Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ..........................................       2,000,000          2,084,380
    Refunding, FSA Insured, 5.25%, 9/01/20 ...................................................       2,500,000          2,713,550
   Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A,
    MBIA Insured,
     5.75%, 3/01/19 ..........................................................................       3,090,000          3,413,152
     5.25%, 3/01/26 ..........................................................................          75,000             77,852
   Redlands USD, Series B, FSA Insured, 6.25%, 6/01/19 .......................................       2,115,000          2,180,565
   Redwood City PFA, Local Agency Revenue, Series A, AMBAC Insured, 6.50%, 7/15/11 ...........       1,155,000          1,157,899
   Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 .............................       3,000,000          3,083,790
   Ripon RDA, Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%,
    11/01/30 .................................................................................       3,975,000          4,425,050
   Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 .................       3,000,000          3,362,460
   Riverside RDA, Lease Revenue, Series A, AMBAC Insured,
     6.375%, 10/01/23 ........................................................................      12,540,000         13,281,866
     6.50%, 10/01/24 .........................................................................       2,000,000          2,120,140
   Rowland USD, GO, Series A, FSA Insured, 5.25%, 9/01/25 ....................................       5,685,000          5,965,612
   Sacramento Area Flood Control Agency Special Assessment,
     Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 .........................................       1,000,000          1,128,770
     Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ................................       1,475,000          1,664,936
     Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ................................       2,690,000          2,977,400
   Sacramento City Financing Authority Revenue,
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/26 ...........................       8,395,000          8,608,569
     Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ...........................      21,500,000         21,965,905
     City Hall and Redevelopment Projects, Series A, FSA Insured, 5.00%, 12/01/28 ............      10,000,000         10,281,700




36 | Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 ..........    $  5,920,000     $    6,452,326
   Salida Area Public Facilities Financing Agency, CFD, Special Tax No. 1988-1, FSA Insured,
    5.75%, 9/01/30 ...........................................................................       3,435,000          3,792,343
   Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 ........................       1,645,000          1,653,570
   San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
    5.25%, 10/01/25 ..........................................................................       7,000,000          7,359,800
   San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding,
    FSA Insured, 5.75%, 6/01/14 ..............................................................       2,250,000          2,434,545
   San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 ..............................       2,110,000          2,283,885
   San Diego IDR, San Diego Gas and Electric, Custodial Receipts, Series A, AMBAC Insured,
    6.40%, 9/01/18 ...........................................................................       1,650,000          1,675,592
   San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
    5.25%, 5/15/27 ...........................................................................       2,950,000          3,071,570
   San Diego Public Facilities Financing Authority Water Revenue, Subordinated, MBIA Insured,
    5.00%, 8/01/32 ...........................................................................      11,000,000         11,269,170
   San Francisco BART, District Sales Tax Revenue,
     FGIC Insured, 5.50%, 7/01/26 ............................................................       6,500,000          7,065,110
     FGIC Insured, 5.50%, 7/01/34 ............................................................      12,000,000         12,975,360
     Refunding, AMBAC Insured, 5.00%, 7/01/28 ................................................       8,000,000          8,173,120
   San Francisco City and County Airport Commission International Airport Revenue,
     Issue 5, Second Series, FGIC Insured, 6.50%, 5/01/24 ....................................       6,900,000          7,133,772
     Issue 8A, Second Series, FGIC Insured, 6.25%, 5/01/20 ...................................       3,500,000          3,583,230
     Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 .....................       6,400,000          6,876,160
     Issue 11, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/11 .....................       2,105,000          2,257,255
   San Francisco City and County Airports Commission International Airport Revenue, Refunding,
     Second Series-28A, MBIA Insured, 5.125%,
     5/01/24 .................................................................................       9,745,000         10,006,556
     5/01/27 .................................................................................      16,575,000         16,939,816
   San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
    Series A, FSA Insured, 5.00%, 11/01/31 ...................................................       3,885,000          3,975,598
   San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 .......       6,000,000          6,149,280
   San Francisco State University Foundation Inc. Auxiliary Organization Revenue Housing,
    MBIA Insured, 5.00%, 9/01/31 .............................................................      13,415,000         13,755,204
   San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured, Pre-Refunded,
    6.00%, 9/01/15 ...........................................................................       1,000,000          1,095,990
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ......................................      18,075,000         19,033,337
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .......................................      11,860,000         12,347,920
     senior lien, MBIA Insured, 5.00%, 1/01/33 ...............................................      10,035,000         10,131,838
   San Jose Financing Authority Lease Revenue, Civic Center Project,
     Refunding, Series B, AMBAC Insured, 5.00%, 6/01/32 ......................................      30,015,000         30,737,461
     Series B, AMBAC Insured, 5.00%, 6/01/27 .................................................      10,000,000         10,275,700
   San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 ..........       3,500,000          3,704,155
   San Juan USD, GO,
     Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 ................................       5,115,000          5,267,785
     Election of 2002, MBIA Insured, 5.00%, 8/01/28 ..........................................      17,000,000         17,507,790
   San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 ......       5,000,000          5,565,300




                                                           Semiannual Report| 37

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area-3-A,
    MBIA Insured,
     5.75%, 10/01/29 .........................................................................   $   5,340,000     $    5,944,969
     5.80%, 10/01/30 .........................................................................       7,800,000          8,677,032
   San Ramon COP, Central Park Expansion Project, FSA Insured, Pre-Refunded, 7.20%,
    2/01/25 ..................................................................................       5,110,000          5,390,999
   Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ................       1,000,000          1,026,990
   Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 .................................       5,555,000          5,718,095
   Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 11/15/22 ..........................................................................       3,950,000          4,124,906
   Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured, 6.20%,
    9/01/19 ..................................................................................         475,000            487,934
   Santa Fe Springs PFA, Water Revenue, Series A, MBIA Insured, 5.90%,
     5/01/21 .................................................................................         900,000          1,001,574
     5/01/26 .................................................................................       1,190,000          1,307,608
   Santa Margarita/Dana Point Authority Revenue, ID 3, 3A, 4, and 4A, Refunding, Series B,
    MBIA Insured, 5.75%, 8/01/20 .............................................................      23,000,000         24,012,000
   Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%, 7/01/20 .......       1,495,000          1,614,495
   Santa Rosa High School District GO,
     FGIC Insured, 5.90%, 5/01/16 ............................................................       1,000,000          1,035,040
     Refunding, FSA Insured, 5.75%, 5/01/18 ..................................................       1,050,000          1,086,120
   Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 ....................       4,000,000          4,151,160
   Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
    AMBAC Insured, 6.00%, 7/02/15 ............................................................       2,000,000          2,429,440
   Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ...........       3,455,000          3,838,851
   Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ........................................       2,400,000          2,630,544
   South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ...................................       3,155,000          3,279,023
   South San Francisco COP, 5.00%, 4/01/29 ...................................................       2,000,000          2,009,500
   Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 .............       3,005,000          3,082,799
   Southern Public Power Authority Power Projects Revenue, Series A, AMBAC Insured, 5.00%,
    7/01/33 ..................................................................................      29,000,000         29,771,110
   Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 .....................       2,000,000          2,204,500
   Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B,
    FSA Insured, 5.90%, 7/01/12 ..............................................................       3,035,000          3,435,286
   Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
    5.00%, 9/01/23 ...........................................................................       6,500,000          6,699,745
   Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 .............................................       3,000,000          3,290,850
   Tahoe-Truckee Joint USD, Series B, FGIC Insured, 5.95%, 9/01/20 ...........................       3,620,000          4,064,283
   Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 .....       4,340,000          5,131,659
   Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ...............       2,000,000          2,127,220
   Thousand Oaks RDA, Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding,
    MBIA Insured, 5.375%, 12/01/25 ...........................................................       2,390,000          2,501,517
   Tri-City Hospital District Revenue,
     MBIA Insured, 6.00%, 2/01/22 ............................................................       2,350,000          2,416,529
     Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ......................................       2,750,000          2,996,070
   Truckee PFA, Lease Revenue, Series A, AMBAC Insured, 6.00%, 11/01/30 ......................       1,990,000          2,248,123





38 |Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus
     Foundation, MBIA Insured, 5.875%, 6/01/22 ...............................................    $  2,000,000     $    2,214,500
   Turlock PFA, Sewer Revenue, FGIC Insured, 5.50%, 9/15/29                                          6,855,000          7,438,977
   Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, .................
    AMBAC Insured, 5.75%, 10/01/32 ...........................................................      14,100,000         15,733,626
   University of California Revenue, .........................................................
     Multi Purpose, Series K, 5.00%, 9/01/23 .................................................       3,160,000          3,256,538
     Multi Purpose Projects, Series H, FGIC Insured, 5.50%, 9/01/28 ..........................       2,500,000          2,668,875
     Multi Purpose Projects, Series M, FGIC Insured, 5.125%, 9/01/30 .........................       8,720,000          9,021,276
   Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured, ......
    5.00%, 9/01/31 ...........................................................................       5,095,000          5,195,270
   Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured, 5.875%, .....
    5/01/26                                                                                         12,500,000         13,803,625
   Vista USD, GO, Series A, FSA Insured, 5.25%, 8/01/25 ......................................       5,000,000          5,253,150
   Washington Township Hospital District Revenue, HealthCare District Revenue, ...............
     5.00%, 7/01/18 ..........................................................................       2,000,000          2,024,900
     5.125%, 7/01/23 .........................................................................         450,000            452,358
   Washington USD, GO, Yolo County Election of 1999, Series A, FGIC Insured, 5.375%, .........
     8/01/25 .................................................................................       2,045,000          2,181,483
   Waugh School District Special Tax GO, Corona/Ely CFD No. 1, AMBAC Insured, 5.80%, .........
    9/01/26 ..................................................................................       5,640,000          6,067,738
   West Basin Municipal Water District Revenue COP, ..........................................
     1992 Project, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/17 ........................       3,370,000          3,732,983
     Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 .......................................       2,500,000          2,589,550
   West Sacramento Financing Authority Revenue, MBIA Insured, Pre-Refunded, 6.25%, ...........
    9/01/16 ..................................................................................       4,185,000          4,410,697
   Westlands Water District Revenue COP, MBIA Insured, 5.00%, 9/01/29 ........................      11,775,000         12,119,537
   William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
    Refunding, FSA Insured, 6.60%, 9/01/18 ...................................................       1,285,000          1,409,684
   Windsor Joint Powers Financing Authority Wastewater Revenue, Refunding, Series A, .........
    AMBAC Insured, 6.125%, 12/15/12 ..........................................................         750,000            797,835
   Woodland Finance Authority Lease Revenue, Refunding and Capital Projects, XLCA Insured, ...
    5.00%, 3/01/32 ...........................................................................       6,340,000          6,531,024
   Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue, Sweetwater, .
    Series A, MBIA Insured, 5.70%, 9/01/19 ...................................................       4,000,000          4,335,280
                                                                                                                   ---------------
   TOTAL BONDS (COST $1,773,166,781) .........................................................                      1,906,493,111
                                                                                                                   ---------------
   ZERO COUPON/STEP-UP BONDS 4.8%
   Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured,
    8/01/25 ..................................................................................       9,045,000          2,767,318
   California HFAR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 ..........................       3,235,000          2,235,385




                                                           Semiannual Report| 39

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   Corona-Norco USD, GO,
     Series B, FSA Insured, 9/01/23 ..........................................................    $  2,320,000     $      857,356
     Series B, FSA Insured, 9/01/24 ..........................................................       2,620,000            907,516
     Series B, FSA Insured, 3/01/25 ..........................................................       1,400,000            462,994
     Series C, FGIC Insured, 9/01/25 .........................................................       4,655,000          1,499,748
     Series C, FGIC Insured, 9/01/26 .........................................................       6,080,000          1,859,021
   Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
    MBIA Insured,
     1/15/17 .................................................................................      20,000,000         10,469,200
     1/15/18 .................................................................................      25,000,000         12,268,750
     1/15/19 .................................................................................       5,970,000          2,747,752
   Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, 8/01/23 .......       3,030,000          1,124,463
   Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured,
     8/01/25 .................................................................................       5,495,000          1,778,017
     7/01/26 .................................................................................       5,965,000          1,835,788
   Newark USD, GO, Capital Appreciation,
     Series B, FGIC Insured, 8/01/24
     9,905,000
     3,144,045
     Series C, FSA Insured, 8/01/22 ..........................................................       2,165,000            785,007
     Series C, FSA Insured, 8/01/23 ..........................................................       2,465,000            836,769
     Series C, FSA Insured, 8/01/24 ..........................................................       2,560,000            814,925
     Series C, FSA Insured, 8/01/25 ..........................................................       2,705,000            805,684
   Patterson Joint USD, GO, Series A, FGIC Insured,
     8/01/22 .................................................................................       1,900,000            751,203
     8/01/23 .................................................................................       1,985,000            736,653
     8/01/24 .................................................................................       2,075,000            721,809
     8/01/25 .................................................................................       2,170,000            702,147
     8/01/26 .................................................................................       2,265,000            694,041
   San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 ..........................      28,405,000         11,514,819
   San Gabriel USD GO, Capital Appreciation, Series A, FSA Insured,
     8/01/26 .................................................................................       3,530,000          1,081,663
     2/01/27 .................................................................................       1,850,000            550,967
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, Series A, MBIA Insured, 1/15/26 ..............................................      13,155,000          4,147,640
   San Marino USD, GO, Series A, MBIA Insured, 7/01/25 .......................................       6,080,000          1,976,000
   Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, 4/01/24 ..........      14,245,000          5,040,878
   Southern Kern USD, COP, Convertible Capital Appreciation Building Program, Series B,
    FSA Insured, 9/01/26 .....................................................................       2,250,000          2,064,128
   Southern Mono Health Care District Revenue, Capital Appreciation Bonds, Series A,
    MBIA Insured,
     8/01/28 .................................................................................       2,340,000            627,401
     8/01/29 .................................................................................       2,440,000            618,540
     8/01/30 .................................................................................       2,550,000            611,057
     8/01/31 .................................................................................       2,660,000            602,437





40 |Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   Union Elementary School District GO, Capital Appreciation,
     Series A, FGIC Insured, 9/01/24 .........................................................    $  2,000,000     $      692,760
     Series B, FGIC Insured, 9/01/25 .........................................................       5,500,000          1,771,990
     Series B, FGIC Insured, 9/01/26 .........................................................       5,850,000          1,784,718
   Vista USD, GO, Capital Appreciation, Series A, FSA Insured, ...............................
     8/01/26 .................................................................................       7,150,000          2,190,903
     2/01/27 .................................................................................       4,795,000          1,428,047
   Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation, zero cpn. to
    11/01/05, 5.55% thereafter, 11/01/30 .....................................................      11,890,000         10,895,996
                                                                                                                   ---------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $88,302,314) ........................................                         98,405,535
                                                                                                                   ---------------
   TOTAL LONG TERM INVESTMENTS (COST $1,861,469,095) .........................................                      2,004,898,646
                                                                                                                   ---------------
   SHORT TERM INVESTMENTS 2.0%
a   California State Department Water Resources Power Supply Revenue, Series B-6,
    Daily VRDN and Put, 1.27%, 5/01/22 .......................................................      10,000,000         10,000,000
a   California State GO, Series A-3, Daily VRDN and Put, 1.26%, 5/01/33 ......................       2,400,000          2,400,000
a   Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Weekly VRDN and Put, 1.27%, 7/01/35 ......................................................       4,200,000          4,200,000
a   Metropolitan Water District Southern California Waterworks Revenue, Refunding,
     Series B-1, Daily VRDN and Put, 1.27%, 7/01/35 ..........................................      24,000,000         24,000,000
     Series B-3, Daily VRDN and Put, 1.26%, 7/01/35 ..........................................       1,000,000          1,000,000
                                                                                                                   ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $41,600,000) ..........................................                         41,600,000
                                                                                                                  ---------------
    TOTAL INVESTMENTS (COST $1,903,069,095) 98.8% ............................................                      2,046,498,646
    OTHER ASSETS, LESS LIABILITIES 1.2% ......................................................                         24,913,520
                                                                                                                  ---------------
    NET ASSETS 100.0% ........................................................................                     $2,071,412,166
                                                                                                                   ---------------



See Glossary of Terms on page 61.



a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



                     Semiannual Report | See notes to financial statements. | 41

Franklin California Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2003                   YEAR ENDED JUNE 30,
CLASS A                                                 (UNAUDITED)      2003        2002        2001        2000        1999
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $11.74      $11.41      $11.25      $10.92      $11.02      $11.24
                                                     -------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .22         .44         .47         .51         .52         .51

 Net realized and unrealized gains (losses) .......          (.11)        .34         .17         .34        (.10)       (.21)
                                                     -------------------------------------------------------------------------
Total from investment operations ..................           .11         .78         .64         .85         .42         .30

Less distributions from net investment income .....          (.22)       (.45)       (.48)       (.52)       (.52)       (.52)
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................        $11.63      $11.74      $11.41      $11.25      $10.92      $11.02
                                                     -------------------------------------------------------------------------

Total return b ....................................          .98%       6.92%       5.80%       7.86%       3.95%       2.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $396,040    $414,558    $324,061    $224,156    $186,880    $192,547

Ratios to average net assets:

 Expenses .........................................          .67% c      .68%        .68%        .60%        .60%        .60%

 Expenses excluding waiver and payments by
  affiliate .......................................          .67% c      .68%        .70%        .72%        .74%        .75%

 Net investment income ............................         3.76% c     3.80%       4.13%       4.56%       4.79%       4.50%

Portfolio turnover rate ...........................         8.42%       9.56%      12.05%       8.02%      10.29%       5.48%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.





42 |Semiannual Report

Franklin California Tax-Free Trust

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND (CONTINUED)

                                                                            ------------
                                                                            SIX MONTHS
                                                                               ENDED
                                                                            DECEMBER 31,
                                                                               2003 C
CLASS C                                                                     (UNAUDITED)
                                                                            ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................................      $11.73
                                                                            ------------

Income from investment operations:

 Net investment income a ................................................         .19

 Net realized and unrealized gains (losses) .............................        (.08)
                                                                            ------------

Total from investment operations ........................................         .11

Less distributions from net investment income ...........................        (.19)
                                                                            ------------
Net asset value, end of period ..........................................      $11.65
                                                                            ------------

Total return b ..........................................................        .95%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................      $6,093

Ratios to average net assets:

 Expenses ...............................................................       1.22% d

 Net investment income ..................................................       3.21% d

Portfolio turnover rate .................................................       8.42%


a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period July 1, 2003 (effective date) to December 31, 2003.
d Annualized.


                        Semiannual Report|See notes to financial statements.| 43

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 97.9%
       BONDS 92.7%
       ABAG Finance Authority for Nonprofit Corps. COP,
        Partner North County Health Project, 5.50%, 3/01/06 ............................    $   485,000       $    508,833
        Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15 .........      3,000,000          3,147,810
       ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital
         Association, Series C,
        5.125%, 3/01/18 ................................................................      2,695,000          2,677,402
        5.25%, 3/01/19 .................................................................      1,315,000          1,313,540
       ABAG Revenue, Refunding, Series A-E,
        5.00%, 9/15/06 .................................................................        600,000            615,486
        5.05%, 9/15/07 .................................................................        615,000            630,639
        5.40%, 9/15/14 .................................................................      2,455,000          2,508,151
       ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA
        Insured, 5.00%, 10/01/10 .......................................................      3,035,000          3,406,848
        Alameda County COP, Series 1994, 5.90%, 4/01/04 ................................        440,000            444,690
       Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured,
        4.375%, 8/01/14 ................................................................      1,330,000          1,397,378
        4.50%, 8/01/16 .................................................................      1,705,000          1,772,586
       Antelope Valley UHSD, GO, Series A, MBIA Insured,
        4.50%, 8/01/13 .................................................................      1,230,000          1,334,255
        4.625%, 8/01/14 ................................................................      1,250,000          1,352,912
       Antioch PFA, Reassessment Revenue, sub. lien, Series B,
        5.20%, 9/02/05 .................................................................      1,985,000          2,063,110
        5.40%, 9/02/07 .................................................................      1,105,000          1,166,294
       Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP 94-1,
        5.30%, 9/02/08 .................................................................        915,000            943,704
        5.35%, 9/02/09 .................................................................        700,000            721,749
        5.40%, 9/02/10 .................................................................        905,000            932,928
        5.45%, 9/02/11 .................................................................        910,000            938,064
        5.50%, 9/02/12 .................................................................        900,000            927,648
       Burbank Electric Revenue, MBIA Insured, 4.00%, 6/01/12 ..........................      1,000,000          1,048,730
       Burbank USD, GO, Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 .......      2,500,000          2,623,925
       Burbank Water and Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ................      1,000,000          1,067,290
       Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ..........      5,045,000          5,068,308
       California Educational Facilities Authority Revenue,
        Pooled College and University Projects, Series B, 6.125%, 4/01/13 ..............      1,000,000          1,097,470
        Stanford University, Refunding, Series R, 4.00%, 11/01/11 ......................      1,000,000          1,065,610
       California Health Facilities Financing Authority Revenue,
        Kaiser Permanente, Series B, 5.25%, 10/01/13 ...................................      5,000,000          5,308,350
        Kaiser Permanente, Series B, 5.25%, 10/01/14 ...................................      2,000,000          2,111,820
        Kaiser Permanente, Series B, 5.25%, 10/01/16 ...................................      3,850,000          4,027,985
        Paradise Valley Estates, California Mortgage Insured, 3.875%, 1/01/09 ..........      1,555,000          1,603,018
        Paradise Valley Estates, California Mortgage Insured, 4.125%, 1/01/10 ..........      1,000,000          1,032,940
        Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/11 ...........      1,480,000          1,589,002
        Paradise Valley Estates, California Mortgage Insured, 4.375%, 1/01/12 ..........      1,000,000          1,024,040
        Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/13 ...........      1,815,000          1,928,329
        Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/14 ...........      1,635,000          1,722,047
        Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..............      3,750,000          4,225,687
        The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 ...............      1,350,000          1,405,768
        The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 ................      1,200,000          1,247,244


44 |Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       BONDS (CONT.)
       California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%,
        8/01/11                                                                             $ 1,160,000       $  1,204,428
       California State Department of Water Resources Central Valley Project Revenue,
        Water System, Refunding, Series S, 5.00%, 12/01/19 .............................      4,000,000          4,195,080
       California State Department of Water Resources Power Supply Revenue, Series A,
        5.50%, 5/01/12 .................................................................      2,000,000          2,240,460
        5.125%, 5/01/18 ................................................................      2,500,000          2,613,825
       California State Department Water Resources Water Revenue, Central Valley
        Project, Series Z, FGIC Insured, 3.50%, 12/01/12 ...............................      5,000,000          5,064,900
       California State GO,
        5.25%, 2/01/14 .................................................................      4,000,000          4,311,680
        5.25%, 6/01/16 .................................................................      2,000,000          2,083,260
        Refunding, 5.00%, 12/01/05 .....................................................      7,000,000          7,383,320
        Refunding, 4.00%, 2/01/10 ......................................................      6,900,000          7,075,674
        Refunding, 5.00%, 11/01/12 .....................................................      2,000,000          2,133,040
        Refunding, MBIA Insured, 5.00%, 2/01/18 ........................................      1,175,000          1,240,483
        Veterans, Series B, 5.00%, 12/01/12 ............................................      2,000,000          2,037,740
        Veterans, Series B, 5.25%, 12/01/15 ............................................      2,310,000          2,391,889
        Veterans, Series B, 5.375%, 12/01/16 ...........................................        605,000            613,016
       California State Public Works Board Lease Revenue,
        Department of Corrections, Coalinga State Prison, Series B, MBIA Insured, 5.50%,
         12/01/08 ......................................................................      1,000,000          1,024,030
        Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 .........      1,325,000          1,329,054
        Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ........      1,555,000          1,685,853
       California Statewide CDA Revenue,
        Insured Health Facilities, Jewish Home, 5.00%, 11/15/18 ........................      3,000,000          3,055,950
        Mission Community, California Mortgage Insured, 4.40%, 11/01/10 ................      1,100,000          1,150,710
        Mission Community, California Mortgage Insured, 4.50%, 11/01/11 ................      1,145,000          1,200,303
      a Viewpoint School, 4.50%, 10/01/17 ..............................................        460,000            455,786
      a Viewpoint School, 4.75%, 10/01/18 ..............................................        480,000            482,376
       California Statewide CDA, COP,
        California Lutheran Homes, ETM, 5.375%, 11/15/06 ...............................      1,000,000          1,100,320
        Kaiser Permanente, 5.30%, 12/01/15 .............................................      2,000,000          2,088,820
        St. Joseph Health System, Refunding, 5.00%, 7/01/12 ............................      2,180,000          2,312,457
        St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ......................      1,005,000          1,084,294
       Central Joint Powers Health Financing Authority COP, Community Hospitals of
        Central California,
        5.125%, 2/01/13 ................................................................      1,375,000          1,422,217
        5.25%, 2/01/14 .................................................................      1,435,000          1,482,585
        5.75%, 2/01/16 .................................................................      1,585,000          1,673,839
       Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice
        General Project, Refunding, MBIA Insured, 5.00%, 7/01/17 .......................      2,000,000          2,124,380
       Cerritos Community College District, COP, AMBAC Insured, 4.00%, 9/01/13 .........      1,000,000          1,036,680
       Cerritos PFAR, Tax Allocation, Redevelopment Project, Series A, AMBAC Insured,
        3.00%, 11/01/11 ................................................................      2,585,000          2,561,787
       Chaffey Community College District COP, 5.10%, 9/01/13 ..........................      1,860,000          2,128,175
       Clovis MFR, Refunding, FNMA Insured, 5.10%, 11/01/30 ............................      4,105,000          4,458,687
       Clovis PFA Water Revenue,
        AMBAC Insured, 4.00%, 3/01/14 ..................................................      1,575,000          1,623,699
        Refunding, AMBAC Insured, 3.25%, 3/01/09 .......................................      1,000,000          1,038,480


                                                           Semiannual Report| 45

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       BONDS (CONT.)
       Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 .......................    $ 1,000,000       $  1,051,380
       Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
        5.20%, 9/02/04 .................................................................        885,000            896,240
        5.40%, 9/02/06 .................................................................        520,000            525,476
       Colma 1915 Act Special Assessment, Local ID No. 1, Refunding,
        5.30%, 9/02/04 .................................................................        545,000            546,875
        5.40%, 9/02/05 .................................................................        570,000            571,995
       Colton PFAR, Electric Generation Facility Project, AMBAC Insured,
        4.50%, 4/01/17 .................................................................      1,860,000          1,925,937
        4.50%, 4/01/18 .................................................................      1,945,000          2,000,180
        4.75%, 4/01/19 .................................................................      2,030,000          2,109,799
       Commerce Joint Powers Financing Authority Water Facilities Lease Revenue,
        Refunding, Series A, 5.75%, 10/01/04 ...........................................        470,000            485,971
       Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
        5.00%, 9/01/08 .................................................................      4,340,000          4,722,050
        5.50%, 9/01/15 .................................................................      1,180,000          1,243,873
       Contra Costa Community College District GO, Election 2002, FGIC Insured, 4.75%,
        8/01/18 ........................................................................      2,450,000          2,565,836
       Contra Costa County Public Financing Lease Revenue, Refunding, Series B,
        MBIA Insured, 4.00%, 6/01/13 ...................................................      1,065,000          1,107,387
       Corona PFA, Lease Revenue, City Hall Project, Series B, MBIA Insured,
        3.75%, 9/01/13 .................................................................      1,000,000          1,022,240
        4.00%, 9/01/14 .................................................................      1,210,000          1,245,671
       Danville Financing Authority Revenue, Sycamore Valley, Reassessment District
        No. 93-2, 5.80%, 9/02/04 .......................................................        725,000            745,779
       Duarte RDA, Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%,
        10/01/16 .......................................................................      4,930,000          5,250,795
       Eden Township Hospital District Health Facilities Revenue COP, Eden Hospital
        Health Services Corp., Refunding, California Mortgage Insured, 5.75%, 7/01/12 ..      1,195,000          1,221,804
       Fairfax School District GO, Election of 2000, Series A, FGIC Insured,
        5.00%, 11/01/17 ................................................................        905,000          1,006,423
       Fairfield-Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured,
        5.00%, 5/01/12 .................................................................        600,000            663,330
       Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured,
        5.00%, 10/01/17 ................................................................      1,275,000          1,383,146
       Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured,
        5.00%, 1/15/16 .................................................................      1,000,000          1,072,600
       Fremont UHSD, Santa Clara County GO, Series C, FSA Insured, 4.25%, 9/01/13 ......      1,310,000          1,387,775
       Galt Capital Improvements Authority Lease Revenue, Culture and Recreation
        Improvement Project, 5.00%, 4/01/12 ............................................      2,390,000          2,500,394
       Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding,
        5.40%, 9/01/12 .................................................................      1,955,000          2,079,182
       Garden Grove Agency Community Development, Tax Allocation,  Garden Grove
        Community Project, Refunding, AMBAC insured, 4.25%, 10/01/13 ...................      2,025,000          2,157,921
       Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
        5.00%, 6/01/12 .................................................................      1,500,000          1,581,990
       Hayward RDA, Tax Allocation, Downtown Hayward Redevelopment Project, Refunding,
        5.70%, 3/01/14 .................................................................      1,500,000          1,536,840


46 | Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       BONDS (CONT.)
       Hi Desert Memorial Health Care District Revenue, Refunding,
        5.10%, 10/01/06 ................................................................    $   615,000       $    617,128
        5.125%, 10/01/07 ...............................................................        650,000            650,273
       Hollister RDA, Tax Allocation, Community Development Project, Series 1994,
        5.45%, 10/01/04 ................................................................        550,000            567,897
        5.55%, 10/01/05 ................................................................        585,000            605,399
       Huntington Beach City School District GO, Series A, FGIC Insured, 5.00%, 8/01/18       1,245,000          1,326,423
       Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Series B,
        AMBAC Insured,
        4.00%, 8/01/13 .................................................................      1,500,000          1,566,720
        4.125%, 8/01/14 ................................................................      2,140,000          2,230,222
        4.25%, 8/01/15 .................................................................      2,080,000          2,164,635
       Industry GO, Refunding, MBIA Insured, 4.00%, 7/01/13 ............................      4,000,000          4,125,680
       Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
        Financing Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ..................      1,000,000          1,171,420
       Irvine 1915 Act, Special Assessment, AD, No. 00-18,
        Group 2, 4.375%, 9/02/10 .......................................................        885,000            893,354
        Group 2, 4.70%, 9/02/12 ........................................................      1,475,000          1,490,606
        Group 2, 4.80%, 9/02/13 ........................................................      1,175,000          1,187,373
        Group 2, 5.125%, 9/02/17 .......................................................      1,705,000          1,699,084
        Group 3, 4.75%, 9/02/15 ........................................................      1,000,000            994,550
        Group 3, 5.00%, 9/02/17 ........................................................      1,000,000            999,250
       Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E,
        5.125%, 1/01/18 ................................................................      1,735,000          1,849,649
       La Palma Community Development Commission Tax Allocation, La Palma Community
        Development Project No. 1, Refunding,
        5.70%, 6/01/04 .................................................................        150,000            152,309
        5.80%, 6/01/05 .................................................................        160,000            164,253
       La Quinta RDA, Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA
        Insured, 5.40%, 9/01/07 ........................................................        560,000            605,181
       Lake Elsinore PFA, Tax Allocation Revenue,
        Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 ....      1,500,000          1,531,635
        Series A, 5.00%, 9/01/09 .......................................................      1,755,000          1,888,871
       Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 .....      1,000,000          1,098,840
       Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 .      2,000,000          2,198,840
       Lancaster RDA, Tax Allocation,
        Central Business District Redevelopment, Refunding, 5.70%, 8/01/04 .............         45,000             45,587
        Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 .............         50,000             50,641
        Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/04 ................         70,000             70,920
        Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 ................         75,000             75,962
       Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 ....................      1,415,000          1,397,652
       Lemon Grove CDA, Tax Allocation, 1998 Refunding,
        5.00%, 8/01/06 .................................................................        555,000            589,454
        5.10%, 8/01/07 .................................................................        205,000            220,689
        5.20%, 8/01/08 .................................................................        215,000            233,045
       Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
        Series A, 3.00%, 8/15/12 .......................................................      4,525,000          4,413,957



                                                          Semiannual Report | 47
47

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       BONDS (CONT.)
       Los Angeles County MTA Sales Tax Revenue, First Tier Proposition A, Refunding,
        Series A, FSA Insured, 5.00%, 7/01/15 ..........................................    $ 5,345,000       $  5,775,059
       Los Angeles USD COP, Capital Project, Series B, AMBAC Insured, 5.00%, 8/01/18 ...      1,085,000          1,166,961
       Los Angeles USD, GO, Refunding, MBIA Insured, 5.25%, 7/01/13 ....................      3,500,000          4,005,995
       Los Angeles Wastewater System Revenue, Series A, FGIC Insured, 5.00%, 6/01/14 ...      1,075,000          1,163,193
       Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ..................        565,000            604,070
       M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I,
        MBIA Insured,
        4.25%, 7/01/11 .................................................................      5,055,000          5,447,723
        5.00%, 7/01/18 .................................................................      1,000,000          1,061,480
    a  Manteca USD Special Tax, CFD, No. 89-1, AMBAC Insured, 2.50%, 9/01/08 ...........        250,000            251,530
       Metropolitan Water District Southern California GO, Waterworks, Refunding,
        3.75%, 3/01/14 .................................................................      2,515,000          2,550,260
        4.00%, 3/01/15 .................................................................      2,560,000          2,611,712
        Series B, 4.125%, 3/01/13 ......................................................      1,000,000          1,045,650
        Series B, 4.25%, 3/01/14 .......................................................      1,000,000          1,043,840
        Series B, 4.30%, 3/01/15 .......................................................      1,000,000          1,038,000
       Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 ...............................      1,585,000          1,660,351
       Moulton-Niguel Water District GO, Refunding, AMBAC Insured, 4.00%, 9/01/12 ......      2,930,000          3,076,441
       Murrieta COP, Road Improvement Project, 6.00%,
        4/01/07 ........................................................................        235,000            258,411
        4/01/08 ........................................................................        245,000            269,520
       Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ....................      1,040,000          1,095,931
       Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 ..............................      1,000,000          1,049,420
       North City West School Facilities Financing Authority Special Tax, Refunding,
        Series B, FSA Insured, 5.625%, 9/01/08 .........................................        500,000            559,405
       Orange County CFD,
        No. 02-1 Ladera Ranch, Series A, 4.60%, 8/15/14 ................................      1,000,000            978,600
        No. 02-1 Ladera Ranch, Series A, 4.75%, 8/15/15 ................................      1,000,000            977,270
        No. 02-1 Ladera Ranch, Series A, 4.90%, 8/15/16 ................................      1,285,000          1,254,250
        No. 86-2, Special Tax, Rancho Santa Margarita, Refunding, Series A,
         5.375%, 8/15/12 ...............................................................      1,500,000          1,543,380
       Orange County Local Transportation Authority Sales Tax Revenue, First Senior
        Measure M, 6.00%, 2/15/06 ......................................................        500,000            547,170
       Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 ..............      1,500,000          1,734,585
       Oroville Hospital Revenue, Oroville Hospital, Series A, CHFCLP Insured, 5.125%,
        12/01/12 .......................................................................      1,435,000          1,509,017
       Palm Desert Financing Authority Lease Revenue, Blythe County Administrative
        Project, 6.375%, 8/01/11 .......................................................        855,000            978,471
       Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured,
        4.75%, 8/01/18 .................................................................      1,050,000          1,108,958
       Pleasant Hill RDA, RMR, Refunding, 5.40%, 2/01/05 ...............................         25,000             25,749
       Pomona RDA, Tax Allocation, Mountain Meadows Redevelopment Project, Refunding,
        Series X, 5.35%, 12/01/16 ......................................................      1,000,000          1,078,400
       Poway RDA, Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured,
        4.50%, 6/15/14 .................................................................      4,595,000          4,885,588
       Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ....      2,500,000          2,868,450
       Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment
        Projects, Refunding, Series B, ETM, 5.35%, 5/15/13 .............................      2,000,000          2,315,500
       Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B,
        FNMA Insured, 5.625%, 7/01/29 ..................................................        995,000          1,080,401


48 | Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       BONDS (CONT.)
       Riverside RDA,
        Lease Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/16 .............    $ 1,025,000       $  1,029,879
        Tax Allocation, Merged Project Area, Refunding, MBIA Insured, 4.00%, 8/01/14 ...      1,615,000          1,660,268
       Riverside USD, GO, Election, Series A, FGIC Insured,
        4.00%, 2/01/13 .................................................................      1,000,000          1,042,500
        4.50%, 2/01/18 .................................................................      1,500,000          1,546,170
       San Bernardino County COP, Medical Center Financing Project, Refunding,
        6.00%, 8/01/09 .................................................................      2,000,000          2,257,440
       San Clemente 1915 Act, AD No. 8, Refunding, 5.20%, 9/02/04 ......................        460,000            466,440
       San Francisco City and County GO, Refunding, Series 1, FGIC Insured,
        5.00%, 6/15/12 .................................................................      3,650,000          3,999,524
       San Gorgonio Memorial Health Care District Health Facility Revenue, Pre-Refunded,
        6.375%, 6/01/08 ................................................................        750,000            766,155
       San Joaquin County COP,
        General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ..............      1,000,000          1,061,220
        MBIA Insured, 4.00%, 4/01/12 ...................................................      2,925,000          3,065,020
        Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ...........      1,340,000          1,448,996
       San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%,
        4/01/12 ........................................................................      4,805,000          5,086,861
       San Marcos Public Facilities Authority Revenue,
        Senior Tax Increment Project Area-3-A, MBIA Insured, 4.50%, 10/01/04 ...........        495,000            507,444
        Senior Tax Increment Project Area-3-A, MBIA Insured, 5.30%, 10/01/11 ...........        350,000            402,623
        Tax Increment Project Area-3-A, MBIA Insured, 4.70%, 10/01/05 ..................        595,000            629,712
        Tax Increment Project Area-3-A, MBIA Insured, 5.10%, 10/01/09 ..................        515,000            586,122
       Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ...............      1,405,000          1,488,766
       Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1,
        5.25%, 9/02/11 .................................................................      1,720,000          1,772,580
       Santa Clara County Financing Authority Lease Revenue, Multiple Facilities
        Projects, Refunding, Series A, AMBAC Insured, 4.50%, 5/15/12 ...................      2,900,000          3,061,588
       Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
        4.00%, 5/01/12 .................................................................        525,000            547,664
        4.25%, 5/01/14 .................................................................        840,000            874,826
        4.25%, 5/01/15 .................................................................        875,000            903,306
        4.25%, 11/01/15 ................................................................        670,000            691,675
       Sebastopol COP,
        5.70%, 6/01/05 .................................................................        240,000            248,568
        Refunding, Series 1994, 5.60%, 6/01/04 .........................................        215,000            218,479
       Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
        Facility Project, Series A, 5.50%, 1/01/06 .....................................        950,000          1,010,781
       South County Regional Wastewater Authority Revenue, Regional Wastewater
        Facilities Project, Refunding, FSA Insured, 3.25%, 8/01/11 .....................      1,000,000          1,011,390
       South Gate PFA,
        Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured,
        5.00%, 9/01/16 .................................................................      2,000,000          2,190,340
        Water Revenue, Refunding, Series A, FGIC Insured, 5.35%, 10/01/07 ..............        995,000          1,117,057
        Water Revenue, Refunding, Series A, FGIC Insured, 5.45%, 10/01/08 ..............      1,040,000          1,188,179
       Southeast Resource Recovery Facilities Authority Lease Revenue, Series A,
        AMBAC Insured, 4.50%, 12/01/16 .................................................      2,000,000          2,091,040
       Stockton Health Facilities Revenue, Dameron Hospital Association, Refunding,
        Series A, 5.35%, 12/01/09 ......................................................        385,000            412,073
       Stockton Port District Port Facilities Revenue, Refunding and Improvement,
        Series A, FSA Insured, 5.75%, 7/01/11 ..........................................      1,295,000          1,473,399


                                                           Semiannual Report| 49

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       BONDS (CONT.)
       Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 ......    $ 1,525,000       $  1,564,498
       Sunline Transport Agency COP, Transport Finance Corp., Series B, 5.75%, 7/01/06 .        445,000            458,234
       Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ...............................      1,000,000          1,061,170
       Tahoe City PUD, COP, Capital Facilities Project, Series B, 6.30%, 6/01/04 .......        545,000            555,769
       Temecula Valley USD, Series E, FSA Insured, 5.65%, 9/01/07 ......................        370,000            402,312
       Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
        Asset Back Bonds, Series B,
        4.25%, 6/01/09 .................................................................        880,000            849,640
        4.375%, 6/01/10 ................................................................      1,665,000          1,578,936
        4.50%, 6/01/11 .................................................................      1,540,000          1,431,014
        4.60%, 6/01/12 .................................................................      1,760,000          1,608,851
        4.70%, 6/01/13 .................................................................      1,500,000          1,362,735
        4.80%, 6/01/14 .................................................................        725,000            654,922
       Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A,
        5.10%, 6/01/12 .................................................................      1,000,000          1,086,680
       University of California Revenues,
        Multiple Purpose Projects N, FGIC Insured, 4.00%, 9/01/12 ......................      1,380,000          1,438,691
        Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 ...................      3,645,000          3,935,470
       Virgin Islands PFAR, senior lien,
        Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ..........................      4,150,000          4,445,563
        Refunding, Series A, 5.30%, 10/01/11 ...........................................      1,000,000          1,073,660
       Virgin Islands Water and Power Authority Water System Revenue, Refunding,
        4.875%, 7/01/06 ................................................................      2,000,000          2,105,880
        5.00%, 7/01/09 .................................................................      2,000,000          2,148,560
       West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 ................      1,875,000          1,967,944
       Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
        6/01/11 ........................................................................      1,060,000          1,135,016
        6/01/12 ........................................................................      2,225,000          2,384,021
        6/01/13 ........................................................................      2,335,000          2,484,393
                                                                                                              -------------
       TOTAL BONDS (COST $356,711,389) .................................................                       372,810,040
                                                                                                              -------------

       ZERO COUPON/STEP-UP BONDS 5.2%
       Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC Insured,
        8/01/15 ........................................................................      4,600,000          2,824,630
        8/01/16 ........................................................................      4,670,000          2,682,401
       Conejo Valley USD, GO, Election 1998, Series C, FSA Insured, 8/01/17 ............      2,500,000          1,355,900
       Montebello USD, GO, Capital Appreciation, FGIC Insured,
        8/01/18 ........................................................................      1,455,000            743,680
        8/01/19 ........................................................................      1,480,000            712,576
       San Francisco City and County Redevelopment Financing Authority Tax Allocation,
        Redevelopment Projects, Series A, 8/01/17 ......................................      3,825,000          1,896,282
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
        Refunding, Series A, 1/15/16 ...................................................      3,000,000          2,399,100
       Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, 8/01/14 ............      3,125,000          2,030,719
       Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation, zero
        cpn. to 11/01/05, 5.35% thereafter, 11/01/18 ...................................      6,655,000          6,211,710
                                                                                                              -------------
  TOTAL ZERO COUPON/STEP-UP BONDS (COST $20,015,073) ...................................                        20,856,998
                                                                                                              -------------

  TOTAL LONG TERM INVESTMENTS (COST $376,726,462) ......................................                       393,667,038
                                                                                                              -------------


50 |Semiannual Report

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                       PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS 1.3%
    b  Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
        Weekly VRDN and Put, 1.27%, 7/01/35 ............................................    $   500,000       $    500,000
    b  Metropolitan Water District Southern California Waterworks Revenue,
        Refunding, Series B-1, Daily VRDN and Put, 1.27%, 7/01/35 ......................      1,700,000          1,700,000
        Series C-1, Daily VRDN and Put, 1.25%, 7/01/36 .................................        600,000            600,000
    b  Orange County Sanitation Districts COP, Refunding, Series A, Daily VRDN and Put,
        1.27%, 8/01/29 .................................................................      2,400,000          2,400,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,200,000) .......................................                         5,200,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $381,926,462) 99.2% ..........................................                       398,867,038
  OTHER ASSETS, LESS LIABILITIES .8% ...................................................                         3,266,726
                                                                                                              -------------
  NET ASSETS 100.0% ....................................................................                      $402,133,764
                                                                                                              -------------




See Glossary of Terms on page 61.



a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                     Semiannual Report | See notes to financial statements. | 51

Franklin California Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND

                                                                                --------------
                                                                                 PERIOD ENDED
                                                                                 DECEMBER 31,
                                                                                    2003 C
                                                                                  (UNAUDITED)
                                                                                --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........................................       $10.00
                                                                                --------------

Income from investment operations:

 Net investment income a .....................................................          .04

 Net realized and unrealized gains (losses) ..................................          .03
                                                                                --------------

Total from investment operations .............................................          .07

Less distributions from net investment income ................................         (.03)
                                                                                --------------
Net asset value, end of period ...............................................       $10.04
                                                                                --------------

Total return b ...............................................................         .74%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................................      $13,425

Ratios to average net assets:

 Expenses ....................................................................         .50% d

 Expenses excluding waiver and payments by affiliate .........................        1.25% d

 Net investment income .......................................................        1.17% d

Portfolio turnover rate ......................................................        5.17%




a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period September 2, 2003 (effective date) to December 31, 2003.
d Annualized.


52 | See notes to financial statements. | Semiannual Report

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                               PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 70.9%
       Azusa Redevelopment Agency Tax Allocation, Refunding, West End Redevelopment
        Project Area A, AMBAC Insured, 2.00%, 8/01/06 .....................................   $  375,000      $    378,855
       Brea Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ......      120,000           120,619
       Cajon Valley Unified Elementary School District COP, MBIA Insured, 2.50%, 5/01/08         250,000           254,002
       California Educational Facilities Authority Revenue, Santa Clara University,
        Series A, FSA Insured, 2.625%, 9/01/09 ............................................      100,000           100,653
       California Health Facilities Financing Authority Revenue, AMBAC Insured,
        3.75%, 7/01/05 ....................................................................      300,000           310,512
       California State Department of Water Resources Central Valley Project Revenue,
        Water Systems, Refunding, Series Y, FGIC Insured, 5.00%, 12/01/08 .................      200,000           225,788
       California State Department of Water Resources Power Supply Revenue, Series A,
        MBIA Insured, 3.50%, 5/01/07 ......................................................      305,000           319,317
       California Statewide CDA, Water and Wastewater Revenue, Pooled Financing Program,
        Series B, FSA Insured, 2.00%, 10/01/05 ............................................      270,000           273,278
    a  California Statewide CDA Revenue, Viewpoint School, 3.50%, 10/01/08 ................      320,000           328,288
       Chaffey Joint UHSD, COP, Refunding, 3.00%, 5/01/08 .................................      250,000           259,135
       Costa Mesa RDA Tax Allocation Revenue, Downtown Redevelopment Project, FSA Insured,
        2.50%, 10/01/08 ...................................................................      265,000           267,835
       Evergreen School District, GO, Refunding, Series D, FGIC Insured, 2.75%, 9/01/08 ...      150,000           153,561
       Foothill-De Anza Community College District, GO, Election of 1999, Series B, 2.60%,
        8/01/08 ...........................................................................      100,000           101,685
       Glendale USD, GO, Series F, MBIA Insured, 2.50%, 9/01/08 ...........................      200,000           202,548
       Glendora Public Finance Authority Revenue, Tax Allocation, Project No. 1, Series A,
        MBIA Insured,
        2.00%, 9/01/07 ....................................................................      100,000           100,069
        2.125%, 9/01/08 ...................................................................      105,000           104,146
       Goleta Water District Revenue COP, 1991 Project and 2003 Project, Refunding,
        MBIA Insured, 2.00%, 12/01/05 .....................................................      300,000           303,762
       Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08    250,000           249,940
       Industry Urban Development Agency Tax Allocation, Civic Recreational Industrial,
        Series 1-B, MBIA Insured, 2.50%, 5/01/05 ..........................................      500,000           508,150
       Inglewood USD, GO, Election of 1998, Series C, FSA Insured, 2.50%, 10/01/08 ........      265,000           268,434
       Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ............      110,000           114,015
       Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A,
        AMBAC Insured, 3.25%, 8/15/09 .....................................................      250,000           259,750
       Los Angeles County Transportation Authority Sales Tax Revenue, Proposition A,
        First Tier Senior, Refunding, Series A, FSA Insured, 2.50%, 7/01/07 ...............      100,000           102,082
       Los Angeles USD, GO, Election of 1997, Series F, FSA Credit Support, 3.00%, 7/01/06       150,000           155,322
       Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ...........      100,000           106,968
       Modesto High School District Stanislaus County GO, Refunding, FSA Insured, 2.50%,
        8/01/05 ...........................................................................      100,000           101,905
       North Orange County Community College District GO, Election of 2002, Series B,
        FGIC Insured, 2.125%, 8/01/08 .....................................................      500,000           498,160
       Placer County Water Agency Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07 ...      105,000           106,746
       Poway Redevelopment Agency Tax Allocation, Paguay Redevelopment Project, Series A,
        MBIA Insured, 3.00%, 6/15/09 ......................................................      100,000           102,528



                                                          Semiannual Report | 53

Franklin California Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                               PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, MBIA Insured,
        5.00%, 7/01/28 ....................................................................   $  200,000      $    222,170
       Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series AA,
        FGIC Insured, 2.625%, 7/01/08 .....................................................      300,000           305,805
       Redlands GO, Refunding, FSA Insured, 2.00%, 2/01/04 ................................      300,000           300,207
       Rio Linda, Unified Elementary School District, Election of 2002, Series A, FSA
        Insured, 4.00%, 8/01/10 ...........................................................      100,000           106,968
       Riverside County Assessment Leasing Corporation Leasehold Revenue, Hospital Project,
        Refunding, Series A, MBIA Insured, 3.00%, 6/01/08 .................................      115,000           118,790
       San Diego Community College District GO, Election of 2002, Refunding, Series B,
        4.00%, 5/01/05 ....................................................................      150,000           155,499
       San Diego Regional Building Authority Lease Revenue, San Miguel Conservation Fire
        District, Refunding, AMBAC Insured, 3.00%, 1/01/08 ................................      240,000           248,590
       San Francisco City and County Public Utility Commission Warrant Revenue, Refunding,
        Series A, MBIA Insured, 3.00%, 10/01/08 ...........................................      100,000           103,532
       San Jose Financing Authority Lease Revenue, Central Service Yard Project, Refunding,
        AMBAC Insured, 3.00%, 10/15/06 ....................................................      245,000           254,678
       San Mateo Foster City School District GO, Refunding, FSA Insured, 2.50%, 9/01/08 ...      200,000           202,548
       Santa Clara Electric Revenue, Sub-Series A, MBIA Insured, 3.00%, 7/01/09 ...........      225,000           231,316
       Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A, AMBAC
        Insured, 3.00%, 4/01/36 ...........................................................      500,000           514,060
       Sonoma County COP, Series A, Refunding, MBIA Insured, 3.00%, 11/15/08 ..............      250,000           259,048
       University of California Revenue, University and College Improvements, Refunding,
        Series A, 3.00%, 5/15/05 ..........................................................      120,000           122,688
                                                                                                              -------------
       TOTAL LONG TERM INVESTMENTS (COST $9,496,668) ......................................                      9,523,952
                                                                                                              -------------

       SHORT TERM INVESTMENTS 30.5%
    b  Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series C, AMBAC
        Insured, Weekly VRDN and Put, 1.23%, 4/01/37 ......................................      100,000           100,000
    b  California State Department of Water Resources Power Supply Revenue, Series B-5,
        Daily VRDN and Put, 1.26%, 5/01/22 ................................................      500,000           500,000
    b  California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System, AMBAC
        Insured, Daily VRDN and Put, 1.14%, 8/15/27 .......................................      400,000           400,000
    b  Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 1.20%, 10/15/29 ................      100,000           100,000
    b  Irvine 1915 Act, Special Assessment, AD No. 94-13, Daily VRDN and Put, 1.27%,
        9/02/22 ...........................................................................      100,000           100,000
       Irvine Ranch Water District Revenue,
    b  Consolidated Bonds, Series C, Daily VRDN and Put, 1.27%, 10/01/10 ..................      200,000           200,000
    b  Construction Bonds, Daily VRDN and Put, 1.27%, 10/01/05 ............................      145,000           145,000
    b  Nos. 140, 105, and 250, Daily VRDN and Put, 1.27%, 4/01/33 .........................      100,000           100,000
    b  Livermore COP, Capital Projects, Weekly VRDN and Put, 1.25%, 10/01/30 ..............      200,000           200,000
    b  Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Weekly
        VRDN and Put, 1.27%, 7/01/35 ......................................................      600,000           600,000



54 | Semiannual Report

Franklin California Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                               PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS (CONT.)
       Metropolitan Water District Southern California Waterworks Revenue, Refunding,
    b  Series B-1, Daily VRDN and Put, 1.27%, 7/01/35 .....................................   $  200,000      $    200,000
    b  Series B-2, Weekly VRDN and Put, 1.07%, 7/01/35 ....................................      200,000           200,000
    b  Series B-3, Daily VRDN and Put, 1.26%, 7/01/35 .....................................      200,000           200,000
    b  Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put,
        1.27%, 8/01/30 ....................................................................      200,000           200,000
    b  Rancho Water District Financing Authority Revenue, Series B, FGIC Insured, Weekly
        VRDN and Put, 1.07%, 8/01/31 ......................................................      200,000           200,000
    b  San Bernardino County COP, County Center Refinancing Project, Refunding, Weekly
        VRDN and Put, 1.07%, 7/01/15 ......................................................      200,000           200,000
    b  Tustin 1915 Act, Special Assessment, Reassessment District, No. 95-2, Series A,
        Daily VRDN and Put, 1.27%, 9/02/13 ................................................      350,000           350,000
    b  Westminster COP, Civic Center Refunding Project, Series B, AMBAC Insured,
        Weekly VRDN and Put, 1.25%, 6/01/24 ...............................................      100,000           100,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,095,000) ..........................................                      4,095,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $13,591,668) 101.4% .............................................                     13,618,952
  OTHER ASSETS, LESS LIABILITIES (1.4)% ...................................................                       (194,100)
                                                                                                              -------------
  NET ASSETS 100.0% .......................................................................                   $ 13,424,852
                                                                                                              -------------




See Glossary of Terms on page 61.



a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



                     Semiannual Report | See notes to financial statements. | 55

Franklin California Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

                                                  ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2003                        YEAR ENDED JUNE 30,
                                                      (UNAUDITED)         2003         2002         2001         2000        1999
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........         $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
                                                  ---------------------------------------------------------------------------------
Income from investment operations - net
 investment income .............................            -- b           .01          .01          .03          .03         .02

Less distributions from net investment income ..            -- b          (.01)        (.01)        (.03)        (.03)       (.02)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period .................         $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
                                                  ---------------------------------------------------------------------------------

Total return a .................................          .18%            .71%        1.21%        2.76%        2.64%       2.39%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............      $642,529        $671,392     $679,788     $711,789     $696,803    $706,877

Ratios to average net assets:

 Expenses ......................................          .56% c          .56%         .56%         .56%         .56%        .59%

 Net investment income .........................          .35% c          .71%        1.20%        2.72%        2.61%       2.36%




a Total return does not reflect contingent deferred sales charge and is not annualized for periods less than one year.
b Includes net investment income and distributions from net investment income in the amount of .002.
c Annualized.



56 | See notes to financial statements. | Semiannual Report

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS 100.0%
       Alameda Contra Costa Transit RAN, Transit District, 2.00%, 8/19/04 ................  $ 13,000,000      $ 13,082,792
   a   Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put,
        1.17%, 6/01/30 ...................................................................     1,000,000         1,000,000
   a   Alvord USD, Financing Corp., COP, Refinancing Project, Weekly VRDN and Put, 1.25%,
        9/01/19 ..........................................................................     2,300,000         2,300,000
   a   Anaheim COP, Police Facilities Refinancing Project, AMBAC Insured, Weekly VRDN and
        Put, 1.03%, 8/01/08 ..............................................................     3,100,000         3,100,000
   a   Big Bear Lake Industrial Revenue, Southwest Gas Corp. Project, Series A, Weekly
        VRDN and Put, 1.12%, 12/01/28 ....................................................     2,700,000         2,700,000
   a   Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and
        Put, 1.16%, 12/01/10 .............................................................     1,762,000         1,762,000
   a   California Health Facilities Financing Authority Revenue,
        Catholic Healthcare West, MBIA Insured, Weekly VRDN and Put, 1.15%, 7/01/16 ......     5,000,000         5,000,000
       Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 1.25%, 10/01/10 .     3,000,000         3,000,000
       Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 1.11%, 10/01/22 ......     5,000,000         5,000,000
       California Infrastructure and Economic Development Bank Revenue,
        Series A, 1.00%, 5/13/04 .........................................................    20,000,000        20,000,000
       Refunding, Series D, 1.00%, 5/13/04 ...............................................    10,000,000        10,000,000
       Series C, 1.00%, 5/13/04 ..........................................................    10,000,000        10,000,000
       California School Cash Reserve Program Authority Revenue, Series A, 2.00%, 7/06/04     25,000,000        25,139,490
   a   California State Department Water Resources Power Supply Revenue,
        Series B-5, Daily VRDN and Put, 1.26%, 5/01/22 ...................................     3,400,000         3,400,000
       Series B-6, Daily VRDN and Put, 1.27%, 5/01/22 ....................................    12,200,000        12,200,000
       Series C-12, Weekly VRDN and Put, 1.22%, 5/01/22 ..................................     6,700,000         6,700,000
       California State Department Water Resources Water Revenue TECP, 1.05%, 1/08/04 ....     5,000,000         5,000,000
   a   California State Economic Development Financing Authority Revenue,
        Calco Project, Weekly VRDN and Put, 1.40%, 4/01/27 ...............................     1,600,000         1,600,000
       KQED Inc. Project, Refunding, Weekly VRDN and Put, 1.15%, 4/01/20 .................     1,170,000         1,170,000
   a   California State GO, Series A-3, Daily VRDN and Put, 1.26%, 5/01/33 ...............     3,100,000         3,100,000
       California State RAN, Sub Series A-2, 2.00%, 6/23/04 ..............................    10,000,000        10,044,046
   a   California Statewide CDA, MFHR, Ivy Hills Apartment Project, Series I, Weekly VRDN
        and Put, 1.20%, 2/01/33 ..........................................................     3,894,000         3,894,000
   a   Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
        and Put, 1.20%,
        9/01/14 ..........................................................................     5,100,000         5,100,000
        9/01/24 ..........................................................................     5,500,000         5,500,000
   a   Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 1.05%, 1/01/10 ...............     1,670,000         1,670,000
   a   Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
        AMBAC Insured, Weekly VRDN and Put, 1.03%, 6/01/32 ...............................     5,585,000         5,585,000
   a   Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 1.17%, 11/01/14     1,740,000         1,740,000
   a   Dublin Housing Authority MFHR, Park Sierra Housing, Series A, Weekly VRDN and Put,
        1.12%, 6/01/28 ...................................................................     1,100,000         1,100,000
   a   Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN
        and Put, 1.10%, 7/01/29 ..........................................................    13,600,000        13,600,000
   a   Fremont PFA, COP, Weekly VRDN and Put, 1.25%, 8/01/30 .............................     6,100,000         6,100,000
   a   Grant Joint UHSD, COP, School Facilities Bridge Funding Program, FSA Insured,
        Weekly VRDN and Put, 1.20%, 9/01/34 ..............................................     4,900,000         4,900,000





                                                          Semiannual Report | 57

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS (CONT.)
   a   Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN
        and Put, 1.25%, 6/01/30 ..........................................................  $  4,400,000    $    4,400,000
   a   Irvine 1915 Act, Special Assessment,
        AD No. 00-18, Series A, Daily VRDN and Put, 1.27%, 9/02/26 .......................     4,500,000         4,500,000
        AD No. 93-14, Daily VRDN and Put, 1.26%, 9/02/25 .................................     3,200,000         3,200,000
        AD No. 94-15, Daily VRDN and Put, 1.27%, 9/02/20 .................................     2,000,000         2,000,000
        AD No. 97-13, Daily VRDN and Put, 1.27%, 9/02/23 .................................     8,063,000         8,063,000
        AD No. 97-16, Daily VRDN and Put, 1.27%, 9/02/22 .................................     9,311,000         9,311,000
   a   Irvine Ranch Water District GO, Nos. 105, 140, 240 and 250, Daily VRDN and Put,
        1.26%, 1/01/21 ...................................................................     7,000,000         7,000,000
   a   Irvine Ranch Water District Revenue,
        Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 1.33%, 10/01/09 .....     2,300,000         2,300,000
       Construction Bonds, Daily VRDN and Put, 1.27%, 10/01/05 ...........................     1,400,000         1,400,000
       Nos. 140, 105, and 250, Daily VRDN and Put, 1.27%, 4/01/33 ........................     5,900,000         5,900,000
   a   Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and Put,
        1.10%, 8/01/06 ...................................................................       600,000           600,000
       Kern County TRAN, 2.00%, 6/30/04 ..................................................    10,000,000        10,053,392
       Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
        Sub Series B-2, .97%, 6/16/04 ....................................................     2,620,000         2,620,000
       Los Angeles County GO, TRAN, Series A, 2.00%, 6/30/04 .............................    20,000,000        20,107,807
   a   Los Angeles County Pension Obligation Revenue, Refunding,
        Series A, AMBAC Insured, Weekly VRDN and Put, 1.03%, 6/30/07 .....................     1,800,000         1,800,000
        Series B, Weekly VRDN and Put, 1.04%, 6/30/07 ....................................     4,400,000         4,400,000
       Los Angeles County Schools Pooled Financing Program COP, TRAN, Series A, FSA
        Insured, 1.75%, 6/30/04 ..........................................................     6,000,000         6,024,398
   a   Los Angeles CRDA, COP, Baldwin Hill Park, Weekly VRDN and Put, 1.11%, 12/01/14 ....     1,000,000         1,000,000
   a   Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily
        VRDN and Put, 1.27%, 7/01/35 .....................................................       750,000           750,000
   a   Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 1.15%, 7/01/10 ....       950,000           950,000
       Los Angeles USD, GO, TRAN, Series A, 2.00%, 7/01/04 ...............................    20,000,000        20,106,167
       Los Angeles Wastewater System Revenue,
        Series A, MBIA Insured, Pre-Refunded, 5.875%, 6/01/24 ............................     5,400,000         5,619,807
       Refunding, Sub Series A, FGIC Insured, 1.15%, 12/01/31 ............................    10,000,000        10,000,000
       Los Angeles Water and Power Revenue, Power System, Sub Series A-2, 1.20%, 7/01/35 .     5,000,000         5,000,000
   a   Metropolitan Water District Southern California Waterworks Revenue,
        Refunding, Series A, Weekly VRDN and Put, 1.20%, 6/01/23 .........................     6,875,000         6,875,000
        Refunding, Series B-1, Daily VRDN and Put, 1.27%, 7/01/35 ........................     1,450,000         1,450,000
        Refunding, Series C-1, Weekly VRDN and Put, 1.18%, 7/01/30 .......................     3,000,000         3,000,000
        Series B-4, Weekly VRDN and Put, 1.03%, 7/01/35 ..................................     3,500,000         3,500,000
        Series C, Weekly VRDN and Put, 1.25%, 7/01/28 ....................................    13,200,000        13,200,000
        Series C-1, Daily VRDN and Put, 1.25%, 7/01/36 ...................................     5,200,000         5,200,000
   a   Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 1.12%, 12/01/15 ......     6,400,000         6,400,000
   a   Orange County Apartment Development Revenue, Wood Canyon Villas, Refunding, Issue
        E, Weekly VRDN and Put, 1.20%, 8/15/31 ...........................................     5,000,000         5,000,000
   a   Orange County Sanitation Districts COP, Refunding,
        Series A, Daily VRDN and Put, 1.27%, 8/01/29 .....................................     1,825,000         1,825,000
       Series B, Daily VRDN and Put, 1.27%, 8/01/30 ......................................     1,300,000         1,300,000
   a   Pajaro Valley USD, COP, School Facility Bridge Funding Program, Weekly VRDN and
        Put, 1.20%, 9/01/31 ..............................................................       700,000           700,000


58 | Semiannual Report

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS (CONT.)
   a   Pleasanton MFMR, Valley Plaza, Series A, Weekly VRDN and Put, 1.08%, 7/15/18         $  1,860,000    $    1,860,000
   a   Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
        Series A, Daily VRDN and Put, 1.14%, 1/01/26                                           8,000,000         8,000,000
   a   Rancho Water District Financing Authority Revenue, Series B, FGIC Insured, Weekly
        VRDN and Put, 1.07%, 8/01/31                                                           3,880,000         3,880,000
   a   Redwood City COP, City Hall Project, Weekly VRDN and Put, 1.25%, 7/01/21                2,200,000         2,200,000
   a   Riverside County Asset Leasing Corp., Leasehold Revenue, Southwest Justice Center,
        Series B, MBIA Insured, Weekly VRDN and Daily Put, 1.04%, 11/01/32                     5,000,000         5,000,000
   a   Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN
        and Put, 1.25%, 6/01/20                                                               12,000,000        12,000,000
   a   Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly
        VRDN and Put, 1.10%, 12/01/30 ....................................................    13,600,000        13,600,000
   a   San Diego Housing Authority MFHR,
        La Cima Apartments, Series K, Weekly VRDN and Put, 1.20%, 12/01/22 ...............    23,000,000        23,000,000
       Nobel Courts, Weekly VRDN and Put, 1.20%, 12/01/22 ................................    31,000,000        31,000,000
   a   San Francisco City and County RDA, MFR,
        Derek Silva Community, Series D, Weekly VRDN and Put, 1.30%, 12/01/19 ............     4,650,000         4,650,000
       Fillmore Center, Refunding, Series B-2, Weekly VRDN and Put, 1.13%, 12/01/17 ......     1,000,000         1,000,000
       San Joaquin County Transportation Authority Sales Tax Revenue, TECP, .85%, 2/02/04     31,200,000        31,200,000
   a   San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, Weekly VRDN
        and Put, 1.03%, 11/15/11                                                               1,200,000         1,200,000
   a   San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN and
        Put, 1.17%, 7/01/17                                                                    2,950,000         2,950,000
   a   Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A, Weekly
        VRDN and Put, 1.30%, 12/15/22                                                          4,650,000         4,650,000
   a   Santa Clara County Housing Authority MFHR, Benton Park Central Apartments,
        Refunding, Series A, Weekly VRDN and Put, 1.25%, 12/15/25                              5,000,000         5,000,000
   a   South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and Put,
        1.17%, 5/01/17 ...................................................................       500,000           500,000
   a   Southern California Public Power Authority Transmission Project Revenue, Southern
        Transmission, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 1.03%, 7/01/19 ................................    27,815,000        27,815,000
       Series B, FSA Insured, Weekly VRDN and Put, 1.10%, 7/01/23 ........................     6,600,000         6,600,000
   a   Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden
        Martin Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put,
        1.25%, 1/01/10 ...................................................................     4,400,000         4,400,000
   a   Suisun City Housing Authority MFR, Village Green, Series A, Weekly VRDN and Put,
        1.08%, 6/15/18 ...................................................................     7,600,000         7,600,000
   a   Sulphur Springs USD, COP, Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
        1.20%, 3/01/27 ...................................................................     5,000,000         5,000,000
   a   Turluck Irrigation District COP, Capital Improvement and Refunding Project, Daily
        VRDN and Put, 1.27%, 1/01/31 .....................................................     2,000,000         2,000,000
   a   Tustin 1915 Act, Special Assessment, Reassessment District, No. 95-2, Series A,
        Daily VRDN and Put, 1.27%, 9/02/13 ...............................................    17,569,000        17,569,000
   a   Upland CRDA, MFHR, Weekly VRDN and Put, 1.23%, 2/15/30 ............................     1,000,000         1,000,000




                                                          Semiannual Report | 59

Franklin California Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
       FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
       INVESTMENTS (CONT.)
   a   Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project, Weekly VRDN
        and Put, 1.10%, 7/01/30 ..........................................................  $  2,500,000      $  2,500,000
   a   Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 1.08%, 5/15/22 ..     1,985,000         1,985,000
   a   Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.25%,
        5/01/28 ..........................................................................    26,200,000        26,200,000
       West Contra Costa USD, GO, Series B, FSA Insured, 5.00%, 8/01/04 ..................     1,940,000         1,985,236
   a   Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put,
        1.20%, 8/01/23 ...................................................................     5,000,000         5,000,000
   a   Western Riverside County Regional Wastewater Authority Revenue, Regional
        Wastewater Treatment, Daily VRDN and Put, 1.27%, 4/01/28 .........................     1,050,000         1,050,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $642,437,135) 100.0% ...........................................                     642,437,135
  OTHER ASSETS, LESS LIABILITIES .........................................................                          91,594
                                                                                                              -------------
  NET ASSETS 100.0% ......................................................................                    $642,528,729
                                                                                                              -------------





See Glossary of Terms on page 61.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.




60 | See notes to financial statements. | Semiannual Report

Franklin California Tax-Free Trust

GLOSSARY OF TERMS


1915 Act  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
CIFP      - Capital Improvement Financing Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
ID        - Improvement District
IDAR      - Industrial Development Authority/Agency Revenue
IDR       - Industrial Development Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
MUD       - Municipal Utility District
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RAN       - Revenue Anticipation Notes
RDA       - Redevelopment Agency/Authority
RHF       - Retirement Housing Foundation
RMR       - Residential Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
TECP      - Tax-Exempt Commercial Paper
TRAN      - Tax and Revenue Anticipation Notes
UHSD      - Unified/Union High School District
USD       - Unified/Union School District
XLCA      - XL Capital Assurance



                                                           Semiannual Report| 61

Franklin California Tax-Free Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003 (unaudited)

                                                  -------------------------------------------------------------------------
                                                      FRANKLIN      FRANKLIN CALIFORNIA  FRANKLIN CALIFORNIA   FRANKLIN
                                                     CALIFORNIA      INTERMEDIATE-TERM      LIMITED-TERM      CALIFORNIA
                                                  INSURED TAX-FREE       TAX-FREE             TAX-FREE        TAX-EXEMPT
                                                     INCOME FUND        INCOME FUND          INCOME FUND      MONEY FUND
                                                  -------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ........................................    $1,903,069,095      $381,926,462          $13,591,668      $642,437,135
                                                  -------------------------------------------------------------------------
  Value .......................................     2,046,498,646       398,867,038           13,618,952       642,437,135
 Cash .........................................            65,285           789,658               87,946             1,096
 Receivables:
  Capital shares sold .........................         2,485,752           801,557                   --         6,967,726
  Interest ....................................        29,699,915         5,024,589               63,719         1,621,740
 Offering costs ...............................                --                --               13,855                --
                                                  -------------------------------------------------------------------------
        Total assets ..........................     2,078,749,598       405,482,842           13,784,472       651,027,697
                                                  -------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .............                --         1,184,880              326,144                --
  Capital shares redeemed .....................         2,009,607         1,274,483                   --         7,876,067
  Affiliates ..................................         1,321,714           247,419                3,677           308,927
  Shareholders ................................           665,950            72,145                  169           223,174
  Offering costs ..............................                --                --               20,782                --
 Distributions to shareholders ................         3,238,053           539,276                5,743            47,903
 Other liabilities ............................           102,108            30,875                3,105            42,897
                                                  -------------------------------------------------------------------------
        Total liabilities .....................         7,337,432         3,349,078              359,620         8,498,968
                                                  -------------------------------------------------------------------------
         Net assets, at value .................    $2,071,412,166      $402,133,764          $13,424,852      $642,528,729
                                                  -------------------------------------------------------------------------
Net assets consist of:
 Undistributed net investment income ..........    $   (1,293,283)     $   (193,736)         $     1,548      $         --
 Net unrealized appreciation ..................
 (depreciation) ...............................       143,429,551        16,940,576               27,284                --
 Accumulated net realized gain (loss) .........        (9,620,866)       (1,502,202)                  --                --
 Capital shares ...............................     1,938,896,764       386,889,126           13,396,020       642,528,729
                                                  -------------------------------------------------------------------------
         Net assets, at value .................    $2,071,412,166      $402,133,764          $13,424,852      $642,528,729
                                                  -------------------------------------------------------------------------






62 |Semiannual Report

Franklin California Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2003 (unaudited)

                                                        -----------------------------------------------------------------------
                                                            FRANKLIN      FRANKLIN CALIFORNIA  FRANKLIN CALIFORNIA   FRANKLIN
                                                           CALIFORNIA      INTERMEDIATE-TERM       LIMITED-TERM      CALIFORNIA
                                                        INSURED TAX-FREE       TAX-FREE              TAX-FREE        TAX-EXEMPT
                                                            INCOME FUND      INCOME FUND            INCOME FUND      MONEY FUND
                                                        -----------------------------------------------------------------------
CLASS A:
 Net assets, at value .................................   $1,858,684,443     $396,040,461          $13,424,852     $642,528,729
                                                        -----------------------------------------------------------------------
 Shares outstanding ...................................      146,928,706       34,044,925            1,336,697      642,528,729
                                                        -----------------------------------------------------------------------
 Net asset value per share a ..........................           $12.65           $11.63               $10.04            $1.00
                                                        -----------------------------------------------------------------------
 Maximum offering price per share (net asset value
  per share (DIVIDE) 95.75%, 97.75%, 100% and 100%,
  respectively) .......................................           $13.21           $11.90               $10.04            $1.00
                                                        -----------------------------------------------------------------------
CLASS B:
 Net assets, at value .................................   $   82,741,921               --
                                                        ----------------------------------
 Shares outstanding ...................................        6,512,270               --
                                                        ----------------------------------
 Net asset value and maximum offering price
  per share a .........................................           $12.71               --
                                                        ----------------------------------
CLASS C:
 Net assets, at value .................................   $  129,985,802     $  6,093,303
                                                        ----------------------------------
 Shares outstanding ...................................       10,189,478          523,131
                                                        ----------------------------------
 Net asset value per share a ..........................           $12.76           $11.65
                                                        ----------------------------------
 Maximum offering price per share (net asset value
  per share (DIVIDE) 99%) .............................           $12.89           $11.77
                                                        ----------------------------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




                     Semiannual Report | See notes to financial statements. | 63

Franklin California Tax-Free Trust

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2003 (unaudited)


                                                     -----------------------------------------------------------------------
                                                         FRANKLIN     FRANKLIN CALIFORNIA  FRANKLIN CALIFORNIA   FRANKLIN
                                                        CALIFORNIA     INTERMEDIATE-TERM       LIMITED-TERM     CALIFORNIA
                                                     INSURED TAX-FREE      TAX-FREE              TAX-FREE       TAX-EXEMPT
                                                        INCOME FUND       INCOME FUND          INCOME FUND A    MONEY FUND
                                                     -----------------------------------------------------------------------
Investment income:
 Interest                                              $ 52,418,886      $ 8,877,072              $ 50,736       $3,082,862
                                                     -----------------------------------------------------------------------
Expenses:
 Management fees (Note 3)                                 4,708,533        1,017,443                15,102        1,659,659
 Administrative fees (Note 3)                                    --               --                 6,041               --
 Distribution fees (Note 3)
  Class A                                                   911,047          198,882                 4,556               --
  Class B                                                   266,955               --                    --               --
  Class C                                                   423,273           11,127                    --               --
 Transfer agent fees (Note 3)                               284,647           61,672                   428          181,310
 Custodian fees                                               9,574            2,095                    40            3,321
 Reports to shareholders                                     20,972            8,067                   200           10,086
 Registration and filing fees                                 5,961            9,889                    --            3,236
 Offering costs [Note 1(f)]                                       -                -                 6,927                -
 Professional fees                                           27,701            9,895                 4,158            7,224
 Trustees' fees and expenses                                 23,711            4,731                    --            7,993
 Other                                                       67,241           30,634                   496           21,210
                                                     -----------------------------------------------------------------------
      Total expenses                                      6,749,615        1,354,435                37,948        1,894,039
      Expenses waived/paid by affiliate (Note 3)                 --               --               (22,846)              --
                                                     -----------------------------------------------------------------------
       Net expenses                                       6,749,615        1,354,435                15,102        1,894,039
                                                     -----------------------------------------------------------------------
        Net investment income                            45,669,271        7,522,637                35,634        1,188,823
                                                     -----------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments                5,212,442         (832,755)                   --               --
 Net unrealized appreciation (depreciation) on
 investments                                            (36,023,660)      (2,937,133)               27,284               --
                                                     -----------------------------------------------------------------------
Net realized and unrealized gain (loss)                 (30,811,218)      (3,769,888)               27,284               --
                                                     -----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       $ 14,858,053      $ 3,752,749              $ 62,918       $1,188,823
                                                     -----------------------------------------------------------------------



a For the period September 2, 2003 (effective date) to December 31, 2003.




64 | See notes to financial statements. | Semiannual Report

Franklin California Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2003
(unaudited) and the year ended June 30, 2003


                                             -------------------------------------------------------------------------------
                                             FRANKLIN CALIFORNIA INSURED TAX-FREE      FRANKLIN CALIFORNIA INTERMEDIATE-TERM
                                                          INCOME FUND                          TAX-FREE INCOME FUND
                                             -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED           SIX MONTHS ENDED     YEAR ENDED
                                              DECEMBER 31, 2003    JUNE 30, 2003         DECEMBER 31, 2003   JUNE 30, 2003
                                             -------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
 Net investment income ......................    $   45,669,271    $   91,581,577           $  7,522,637       $ 14,324,630
 Net realized gain (loss) from
  investments ...............................         5,212,442         2,154,831               (832,755)           281,135
 Net unrealized appreciation (depreciation)
  on investments ............................       (36,023,660)       80,640,225             (2,937,133)         9,785,130
                                                 ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations ..............        14,858,053       174,376,633              3,752,749         24,390,895
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................       (41,595,478)      (84,464,602)            (7,578,139)       (14,471,962)
   Class B ..................................        (1,617,457)       (2,836,488)                    --                 --
   Class C ..................................        (2,536,293)       (4,951,681)               (54,499)                --
                                                 ---------------------------------------------------------------------------
 Total distributions to shareholders                (45,749,228)      (92,252,771)            (7,632,638)       (14,471,962)
 Capital share transactions: (Note 2)
   Class A ..................................       (26,522,163)       48,510,072            (14,524,721)        80,578,468
   Class B ..................................        (1,688,407)       26,565,574                     --                 --
   Class C ..................................        (4,642,028)       22,938,158              5,980,407                 --
                                                 ---------------------------------------------------------------------------
 Total capital share transactions ...........       (32,852,598)       98,013,804             (8,544,314)        80,578,468
   Net increase (decrease) in net
    assets ..................................       (63,743,773)      180,137,666            (12,424,203)        90,497,401
Net assets:
 Beginning of period ........................     2,135,155,939     1,955,018,273            414,557,967        324,060,566
                                                 ---------------------------------------------------------------------------
 End of period ..............................    $2,071,412,166    $2,135,155,939           $402,133,764       $414,557,967
                                                 ---------------------------------------------------------------------------
Undistributed net investment income
 included in net assets:
  End of period .............................    $   (1,293,283)   $   (1,213,326)          $   (193,736)      $    (83,735)
                                                 ---------------------------------------------------------------------------




                                                           Semiannual Report| 65

Franklin California Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended December 31, 2003 (unaudited) and the year ended June 30, 2003


                                                           ----------------------------------------------------------------
                                                                  FRANKLIN                           FRANKLIN
                                                           CALIFORNIA LIMITED-TERM             CALIFORNIA TAX-EXEMPT
                                                             TAX-FREE INCOME FUND                    MONEY FUND
                                                           ----------------------------------------------------------------
                                                                  PERIOD ENDED           SIX MONTHS ENDED     YEAR ENDED
                                                              DECEMBER 31, 2003 A       DECEMBER 31, 2003   JUNE 30, 2003
                                                           ----------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................          $     35,634          $  1,188,823        $  4,942,920
  Net realized gain (loss) from investments .............                    --                    --              (2,466)
  Net unrealized appreciation (depreciation) on
   investments ..........................................                27,284                    --                  --
                                                           ----------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
     operations .........................................                62,918             1,188,823           4,940,454
 Distributions to shareholders from net investment
  income ................................................               (34,086)           (1,188,823)         (4,940,454) b
 Capital share transactions (Note 2) ....................            13,396,020           (28,863,640)         (8,395,879)
                                                           ----------------------------------------------------------------
    Net increase (decrease) in net assets ...............            13,424,852           (28,863,640)         (8,395,879)
Net assets:
 Beginning of period ....................................                    --           671,392,369         679,788,248
                                                           ----------------------------------------------------------------
 End of period ..........................................          $ 13,424,852          $642,528,729        $671,392,369
                                                           ----------------------------------------------------------------
Undistributed net investment income included in net assets:
 End of period ..........................................          $      1,548          $         --        $         --
                                                           ----------------------------------------------------------------


a For the period September 2, 2003 (effective date) to December 31, 2003.
b Distributions were decreased by net realized losses from security transactions of $2,466.



66 | See notes to financial statements. | Semiannual Report

Franklin California Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds). All Funds are diversified except the Franklin California Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund). The Funds' investment objectives are to provide a high level of current income exempt from federal and California personal income taxes, while seeking preservation of capital. The Franklin California Tax-Exempt Money Fund (Money
Fund) also seeks liquidity in its investments.

Effective September 2, 2003, the Franklin California Tax-Free Trust began offering shares of the Franklin California Limited-Term Tax-Free Income Fund (Limited-Term Fund).

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. If events occur that materially affect the values of securities after the prices are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

Securities in the Money Fund are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.






                                                           Semiannual Report| 67

Franklin California Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. For the California Insured Tax-Free Income Fund (Insured Fund), the Intermediate-Term Fund, and the Limited -Term Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the fund or distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund and the Intermediate-Term Fund.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the fund are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.







68 |Semiannual Report

Franklin California Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the funds are indicated below. Effective July 1, 2003, the Intermediate-Term Fund began offering a new class of shares, Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------
  CLASS A             CLASS A & CLASS C        CLASS A, CLASS B & CLASS C
--------------------------------------------------------------------------
  Limited-Term Fund   Intermediate-Term Fund   Insured Fund
  Money Fund

At December 31, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Money Fund's shares were at $1.00 per share. Transactions in the Funds' shares were as follows:

                                     ------------------------------------------------------------------
                                              INSURED FUND                  INTERMEDIATE-TERM FUND
                                     ------------------------------------------------------------------
                                        SHARES           AMOUNT           SHARES              AMOUNT
                                     ------------------------------------------------------------------
CLASS A SHARES:
Six months ended December 31, 2003
 Shares sold ......................   11,401,008     $ 142,159,452       5,429,135        $ 62,350,250
 Shares issued in reinvestment of
  distributions ...................    1,750,904        21,883,682         382,647           4,405,551
 Shares redeemed ..................  (15,313,137)     (190,565,297)     (7,088,809)        (81,280,522)
                                     ------------------------------------------------------------------
 Net increase (decrease) ..........   (2,161,225)    $ (26,522,163)     (1,277,027)       $(14,524,721)
                                     ------------------------------------------------------------------
Year ended June 30, 2003
 Shares sold ......................   20,344,406     $ 256,925,150      15,013,466        $174,239,975
 Shares issued in reinvestment of
  distributions ...................    3,412,993        43,027,957         719,268           8,349,349
 Shares redeemed ..................  (19,958,238)     (251,443,035)     (8,814,514)       (102,010,856)
                                     ------------------------------------------------------------------
 Net increase (decrease) ..........    3,799,161     $  48,510,072       6,918,220        $ 80,578,468
                                     ------------------------------------------------------------------



                                                           Semiannual Report| 69

Franklin California Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                                  -------------------------------------------------------------
                                                         INSURED FUND                INTERMEDIATE-TERM FUND
                                                  -------------------------------------------------------------
                                                   SHARES            AMOUNT            SHARES      AMOUNT
                                                  -------------------------------------------------------------

CLASS B SHARES:
Six months ended December 31, 2003
 Shares sold ..................................      709,542     $  8,886,779
 Shares issued in reinvestment of
  distributions ...............................       85,585        1,073,745
 Shares redeemed ..............................     (934,755)     (11,648,931)
                                                  ----------------------------
 Net increase (decrease) ......................     (139,628)    $ (1,688,407)
                                                  ----------------------------
Year ended June 30, 2003
 Shares sold ..................................    2,487,468     $ 31,490,684
 Shares issued in reinvestment of
  distributions ...............................      149,457        1,893,274
 Shares redeemed ..............................     (537,929)      (6,818,384)
                                                  ----------------------------
 Net increase (decrease) ......................    2,098,996     $ 26,565,574
                                                  ----------------------------
CLASS C SHARES:
Six months ended December 31, 2003 a
 Shares sold ..................................    1,101,889     $ 13,860,508         553,090   $   6,325,786
 Shares issued in reinvestment of
  distributions ...............................      115,196        1,450,969           2,720          31,441
 Shares redeemed ..............................   (1,594,593)     (19,953,505)        (32,679)       (376,820)
                                                  -------------------------------------------------------------
 Net increase (decrease) ......................     (377,508)    $ (4,642,028)        523,131   $   5,980,407
                                                  -------------------------------------------------------------
Year ended June 30, 2003
 Shares sold ..................................    3,318,249     $ 42,185,455
 Shares issued in reinvestment of
  distributions ...............................      230,685        2,931,577
 Shares redeemed ..............................   (1,746,017)     (22,178,874)
                                                  ----------------------------
 Net increase (decrease) ......................    1,802,917     $ 22,938,158
                                                  ----------------------------

                                                  -------------------------------------------------------------
                                                       LIMITED-TERM FUND                          MONEY FUND
                                                  -------------------------------------------------------------
CLASS A SHARES:                                    SHARES          AMOUNT                           AMOUNT
                                                  -------------------------------------------------------------
Six months ended December 31, 2003 b
 Shares sold ..................................    1,451,569     $ 14,548,431                   $ 380,405,883
 Shares issued in reinvestment of
  distributions ...............................        1,615           16,204                       1,176,719
 Shares redeemed ..............................     (116,487)      (1,168,615)                   (410,446,242)
                                                  -------------------------------------------------------------
 Net increase (decrease) ......................    1,336,697     $ 13,396,020                   $ (28,863,640)
                                                  -------------------------------------------------------------
Year ended June 30, 2003
 Shares sold ..................................                                                 $ 738,232,187
 Shares issued in reinvestment of
  distributions ...............................                                                      4,945,536
 Shares redeemed ..............................                                                  (751,573,602)
                                                                                                --------------
 Net increase (decrease) ......................                                                 $  (8,395,879)
                                                                                                --------------

a For the period July 1, 2003 (effective date) to December 31, 2003 for the
  Intermediate-Term Fund.
b For the period September 2, 2003 (effective date) to December 31, 2003 for the Limited-Term Fund.



70 | Semiannual Report

Franklin California Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES


Certain officers and trustees of the Funds are also officers and/or trustees of the following entities:

----------------------------------------------------------------------------------------
  ENTITY                                                          AFFILIATION
----------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                               Investment manager
  Franklin Templeton Services LLC (FT Services)                   Administrative manager
  Franklin/Templeton Distributors Inc. (Distributors)             Principal underwriter
  Franklin/Templeton Investor Services LLC (Investor Services)    Transfer agent

The Insured Fund and the Intermediate-Term Fund pay an investment management fee to Advisers based on the month-end net assets and the Money Fund pays an investment management fee to Advisers based on average daily net assets as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
----------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

The Limited-Term Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
----------------------------------------------------------------------------
         .500%          First $100 million
         .450%          Over $100 million, up to and including $250 million
         .425%          Over $250 million, up to and including $500 million

Fees are further reduced on net assets over $500 million.

Advisers and FT Services agreed in advance to waive management and administrative fees, respectively, and assume payment of other expenses for the Limited-Term Fund, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Insured Fund, the Intermediate-Term Fund and the Money Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Limited-Term Fund pays an administrative fee to FT Services of .20% per year of the average daily net assets of the fund.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

                           -----------------------------------
                            INSURED  INTERMEDIATE-  LIMITED-
                             FUND      TERM FUND    TERM FUND
                           -----------------------------------
Class A ................     .10%        .10%         .15%
Class B ................     .65%          --           --
Class C ................     .65%        .65%           --



                                                           Semiannual Report| 71

Franklin California Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)


Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                             ----------------------------------
                                               INSURED   INTERMEDIATE-   MONEY
                                                FUND       TERM FUND     FUND
                                             ----------------------------------
Net commissions paid .....................   $ 405,278     $  56,327  $     --
Contingent deferred sales charges ........   $ 187,911     $  33,428  $  4,462

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                             -------------------------------------------------
                               INSURED   INTERMEDIATE-  LIMITED-      MONEY
                                FUND       TERM FUND    TERM FUND     FUND
                             -------------------------------------------------
Transfer agent fees......    $ 196,027       $41,119        $ 428   $ 127,757



4. INCOME TAXES

At June 30, 2003, certain funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                            -----------------------------------
                                               INSURED  INTERMEDIATE-   MONEY
                                                FUND      TERM FUND     FUND
                                            -----------------------------------
Capital loss carryovers expiring in:
 2005 ...................................   $      --     $     --     $ 1,444
 2006 ...................................          --           --       9,957
 2007 ...................................          --           --       4,593
 2008 ...................................    7,009,033      90,667       9,293
 2009 ...................................    7,452,092     321,166      21,840
 2010 ...................................          --      112,465          --
 2011 ...................................          --      145,149          --
                                            -----------------------------------
                                            $14,461,125   $669,447     $47,127
                                            -----------------------------------

At June 30, 2003, the Money Fund had deferred capital losses occurring subsequent to October 31, 2002 of $2,466. For tax purposes, such losses will be reflected in the year ending June 30, 2004.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.






72 | Semiannual Report

Franklin California Tax-Free Trust

4. INCOME TAXES (CONTINUED)


At December 31, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                    ---------------------------------------------------------------
                                         INSURED      INTERMEDIATE-      LIMITED-        MONEY
                                          FUND          TERM FUND        TERM FUND        FUND
                                    ---------------------------------------------------------------
Cost of investments ..............  $1,902,723,736    $381,907,826     $13,591,668    $642,437,135
                                    ---------------------------------------------------------------
Unrealized appreciation ..........     144,403,980      17,923,714          32,906              --
Unrealized depreciation ..........        (629,070)       (964,502)         (5,622)             --
                                    ---------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ..................  $  143,774,910    $ 16,959,212     $    27,284    $         --
                                    ---------------------------------------------------------------


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended December 31, 2003, were as follows:

                                      ------------------------------------------------
                                         INSURED        INTERMEDIATE-       LIMITED-
CAPITAL LOSS CARRYOVERS EXPIRING IN:      FUND            TERM FUND         TERM FUND
                                      ------------------------------------------------
Purchases ..........................  $123,194,779       $32,977,147      $9,907,894
Sales ..............................  $161,934,566       $40,313,457      $  398,980


6. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Funds, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Funds' management believes that the claims made in the lawsuit are without merit and they intend to defend vigorously against the allegations. It is anticipated that the Funds may be named in additional similar civil actions related to the matter described above.




                                                           Semiannual Report| 73

Franklin California Tax-Free Trust

6. REGULATORY MATTERS (CONTINUED)


In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Funds or their shareholders whole, as appropriate.




74 |Semiannual Report

Franklin California Tax-Free Trust

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.




                                                           Semiannual Report| 75

                      This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund


TAX-FREE INCOME 8

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.



11/03                                       Not part of the semiannual report

     [LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)   One Franklin Parkway
       INVESTMENTS         San Mateo, CA 94403-1906



WANT TO RECEIVE THIS
DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CALIFORNIA
TAX-FREE TRUST



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN [R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin California Tax-Free Trust prospectus, which contains more complete information, including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


CAT S2003 02/04



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    February 27, 2004